As filed with the Securities and Exchange Commission on July 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00582

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
c/o Neuberger Berman Management LLC
Neuberger Berman Equity Funds
605 Third Avenue, 2nd Floor
New York, New York  10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: August 31, 2011

Date of reporting period: May 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

MAY 31, 2011

Schedule of Investments Emerging Markets Equity Fund
(Unaudited)

Number of Shares	Value† ($000's)
Common Stocks (87.9%)

Brazil (8.8%)
BM&FBOVESPA SA	136,800	981
Brasil Insurance Participacoes E Administracao	572	689
Companhia Siderurgica Nacional	43,900	613
Diagnosticos da America	104,000	1,477
Ecorodovias Infraestrutura e Logistica	92,600	819
PDG Realty Empreendimentos E Participacoes	214,900	1,348
Porto Seguro	74,400	1,155
QGEP Participacoes	121,900	1,466
TOTVS SA	50,225	1,003
9,551

Canada (0.6%)
First Majestic Silver *	30,400	643

Chile (1.3%)
Sociedad Quimica y Minera de Chile ADR, B Shares	22,470	1,406

China (15.2%)
Bank of China, H Shares *	4,056,440	2,245
Boer Power Holdings	712,100	710
China Automation Group	1,028,700	727
China Liansu Group Holdings	570,300	482
China Lumena New Materials	919,500	407
China Mobile	163,750	1,500
China Vanke, B Shares	682,800	939
CNOOC Ltd.	399,000	1,001
Digital China Holdings	528,000	1,007
First Tractor, H Shares	575,300	711
GOME Electrical Appliances Holdings *	2,896,654	1,145
Kingdee International Software Group	2,295,880	1,324
SouFun Holdings ADR *	29,300	684
Want Want China Holdings	956,200	921
Xingda International Holdings	917,500	983
Xinyi Glass Holdings	498,400	509
Zijin Mining Group, H Shares	1,504,500	1,139
	16,434

Colombia (1.0%)
Ecopetrol SA ADR	23,400	1,064

Egypt (0.5%)
Centamin Egypt *	252,200	534

India (9.5%)
Ballarpur Industries	913,844	663
Bank of Baroda	63,965	1,224
BEML Ltd.	33,020	482
Bharat Heavy Electricals	23,800	1,029
Cadila Healthcare	45,480	930
DEN Networks *	154,088	349
Escorts Ltd.	162,410	479
Exide Industries	343,480	1,222
Gujarat State Petronet	267,430	600
Mahindra & Mahindra	33,575	504
Prestige Estates Projects *	172,785	568
Sintex Industries	214,030	916
Sun TV Network	73,040	632
United Phosphorus	180,080	652
10,250

Indonesia (2.8%)
PT Global Mediacom Tbk	8,306,500	818
PT Harum Energy Tbk	677,000	726
PT Tambang Batubara Bukit Asam Tbk	373,300	929
PT United Tractors Tbk	213,581	576
	3,049

Israel (0.9%)
Israel Chemicals	62,628	1,022

Korea (14.8%)
BS Financial Group *	99,680	1,441
GS Home Shopping	7,490	1,070
Hyundai Mobis	6,699	2,359
KT Corp. ADR	51,600	940
LG Chem	3,745	1,860
Melfas Inc.	17,064	649
Samsung Electronics	3,734	3,131
Samsung Heavy Industries	26,580	1,135
Shinhan Financial Group	18,260	824
SK Innovation	5,340	1,157
Woongjin Coway	41,250	1,449
	16,015

Luxembourg (0.8%)
Millicom International Cellular *	7,150	817

Malaysia (2.7%)
Axiata Group *	1,026,700	1,705
Top Glove	678,900	1,173
	2,878

Mexico (1.0%)
Genomma Lab Internacional Class B *	423,300	1,091

Nigeria (0.7%)
Guaranty Trust Bank	7,194,016	750

Philippines (2.0%)
Energy Development	5,106,050	803
International Container Terminal Services	1,193,160	1,385
	2,188

Russia (6.6%)
Eurasia Drilling GDR	31,845	996
LUKOIL ADR	20,975	1,349
LUKOIL ADR	2,850	184
Magnit GDR	37,283	1,146
Mobile TeleSystems ADR	24,300	493
Pharmstandard GDR *	40,685	1,057
Pharmstandard GDR *	130	3
Sberbank GDR	5,328	1,934
	7,162

South Africa (5.5%)
Aspen Pharmacare Holdings	61,345	787
Exxaro Resources	45,825	1,090
MTN Group	90,831	1,935
Naspers Ltd., N Shares	14,020	834
Shoprite Holdings	84,950	1,244
	5,890

Taiwan, Province Of China (6.0%)
HTC Corp.	25,700	1,098
Hung Poo Real Estate Development	420,400	503
Simplo Technology	207,342	1,654
Taiwan Semiconductor Manufacturing	740,439	1,982
TXC Corp.	611,860	1,196
	6,433

Thailand (1.4%)
Bangkok Bank Public	143,400	767
Thanachart Capital PCL	780,600	786
	1,553

Turkey (1.5%)
Sinpas Gayrimenkul Yatirim Ortakligi	528,226	620
Turkiye Garanti Bankasi	223,253	997
	1,617

United Kingdom (4.3%)
Afren PLC *	470,005	1,285
Antofagasta PLC	38,325	842
BG Group	46,405	1,078
Dragon Oil	54,920	489
Tullow Oil	43,560	970
4,664

Total Common Stocks (Cost $88,532)	95,011

Preferred Stocks (5.9%)

Brazil (5.9%)
Banco Do Estado do Rio Grande do Sul Class B	96,700	1,066
Companhia de Bebidas das Americas ADR	33,000	1,041
Randon Participacoes	167,700	1,322
Refinaria de Petroleo Ipiranga Ñ*^^	173	0
Vale SA ADR	99,825	2,925

Total Preferred Stocks (Cost $5,943)	6,354

Short-Term Investments (5.6%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $6,022)	6,021,537	6,022

Total Investments## (99.4%) (Cost $100,497)	107,387

Cash, receivables and other assets, less liabilities (0.6%)	667

Total Net Assets (100.0%)	$108,054

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
Emerging Markets Equity Fund (Unaudited)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Oil, Gas & Consumable Fuels	$11,697	10.8%
Commercial Banks	11,248	10.4%
Metals & Mining	8,769	8.1%
Wireless Telecommunication Services	6,450	6.0%
Semiconductors & Semiconductor Equipment	5,762	5.3%
Machinery	5,432	5.0%
Chemicals	5,347	4.9%
Auto Components	4,090	3.8%
Pharmaceuticals	3,869	3.6%
Household Durables	2,797	2.6%
Media	2,633	2.4%
Food & Staples Retailing	2,390	2.2%
Software	2,327	2.2%
Transportation Infrastructure	2,204	2.0%
Electronic Equipment, Instruments & Components	2,203	2.0%
Real Estate Management & Development	2,010	1.9%
Insurance	1,844	1.7%
Diversified Financial Services	1,767	1.6%
Electrical Equipment	1,739	1.6%
Computers & Peripherals	1,654	1.5%
Health Care Providers & Services	1,477	1.4%
Building Products	1,398	1.3%
Health Care Equipment & Supplies	1,173	1.1%
Specialty Retail	1,145	1.1%
Communications Equipment	1,098	1.0%
Internet & Catalog Retail	1,070	1.0%
Beverages	1,041	1.0%
Energy Equipment & Services	996	0.9%
Diversified Telecommunication Services	940	0.9%
Food Products	921	0.9%
Independent Power Producers & Energy Traders	803	0.7%
Internet Software & Services	684	0.6%
Paper & Forest Products	663	0.6%
Real Estate Investment Trusts	620	0.6%
Gas Utilities	600	0.6%
Automobiles	504	0.5%
Short-Term Investments and Other Assets-Net	6,689	6.2%
	$108,054	100.0%

MAY 31, 2011

Schedule of Investments Equity Income Fund
(Unaudited)

	Number of Shares	Value† ($000's)
Common Stocks (83.0%)

Air Freight & Logistics (1.8%)
United Parcel Service Class B	334,000	24,546

Beverages (1.7%)
Foster`s Group	3,838,000	17,826
Treasury Wine Estates *	1,279,333	4,563
		22,389

Capital Markets (3.6%)
Apollo Investment	1,437,000	16,396
BlackRock, Inc.	157,000	32,273
		48,669

Diversified Financial Services (1.0%)
Warsaw Stock Exchange *ñ	676,000	13,345

Diversified Telecommunication Services (1.8%)
CenturyLink Inc.	302,000	13,043
Chunghwa Telecom ADR	328,000	10,726
		23,769

Electric Utilities (3.6%)
Exelon Corp.	433,000	18,121
Northeast Utilities	285,000	10,044
Progress Energy	416,700	19,843
		48,008

Food Products (1.8%)
Unilever NV	736,000	24,038

Gas Utilities (1.4%)
New Jersey Resources	420,000	19,354

Machinery (0.8%)
AG Growth International	228,000	11,526

Media (1.3%)
BEC World Public	5,200,000	6,221
World Wrestling Entertainment Class A	1,094,257	11,381
		17,602

Metals & Mining (3.0%)
Franco-Nevada Corp.	589,000	22,687
Royal Gold ‡‡	292,000	18,110
		40,797

Multi-Utilities (8.6%)
Alliant Energy	475,000	19,537
CenterPoint Energy	1,417,000	27,390
NSTAR	208,000	9,576
PG&E Corp.	297,000	12,884
TECO Energy	1,069,000	20,525
Wisconsin Energy	433,000	13,540
Xcel Energy	500,000	12,370
		115,822

Oil, Gas & Consumable Fuels (15.8%)
ARC Resources	627,000	17,396
Bonavista Energy	660,000	20,179
Cenovus Energy	646,000	23,960
Coal & Allied Industries	143,000	17,033
Crescent Point Energy	531,000	25,584
Ecopetrol SA ADR	590,000	26,827
Enbridge Energy Management *	301,480	9,352
Kinder Morgan Management *	166,736	10,883
PetroChina Co. ADR ‡‡	167,000	24,068
Spectra Energy ‡‡	634,000	17,492
Total SA ADR	365,000	21,020
		213,794

Pharmaceuticals (3.4%)
Johnson & Johnson ‡‡	297,000	19,985
Sanofi-Aventis ADR	643,000	25,469
		45,454

Real Estate Investment Trusts (22.1%)
AMB Property ‡‡	491,000	18,162
American Campus Communities	626,000	22,123
Ascendas Real Estate Investment Trust ñ	1,840,000	3,074
Ascendas Real Estate Investment Trust	7,628,000	12,742
AvalonBay Communities ‡‡	150,000	19,960
Campus Crest Communities	1,182,000	15,130
Digital Realty Trust ‡‡	297,000	18,524
Duke Realty	1,352,000	20,334
GZI REIT	10,233,000	5,303
HCP, Inc.	469,000	17,794
Janpan Logistics Fund	2,200	19,868
Lippo-Mapletree Indonesia Retail Trust	23,646,564	10,836
Mapletree Logistic Trust	12,930,000	9,593
Nationwide Health Properties	462,000	20,236
Parkway Life Real Estate Investment Trust	6,000,000	8,903
Potlatch Corp.	294,900	10,616
Rayonier Inc.	254,000	16,863
RLJ Lodging Trust *	1,094,800	19,980
Suntec Real Estate Investment Trust	9,600,000	11,752
Weyerhaeuser Co. ‡‡	737,000	15,875
		297,668

Road & Rail (2.0%)
Norfolk Southern ‡‡	361,000	26,465

Semiconductors & Semiconductor Equipment (1.6%)
Microchip Technology ‡‡	544,000	21,504

Thrifts & Mortgage Finance (0.3%)
New York Community Bancorp	257,600	4,173

Tobacco (2.2%)
Philip Morris International ‡‡	416,000	29,848

Transportation Infrastructure (1.1%)
Singapore Airport Terminal Services	7,260,000	15,424

Water Utilities (1.3%)
Aqua America	786,000	17,897

Wireless Telecommunication Services (2.8%)
China Mobile ADR	320,000	14,646
Philippine Long Distance Telephone ADR	251,000	13,624
Taiwan Mobile	3,556,000	9,612
		37,882

Total Common Stocks (Cost $1,007,256)		1,119,974

Convertible Preferred Stocks (0.9%)
Bunge Ltd. (Cost $11,223)	115,000	12,133

	Principal Amount	Value† ($000's)
Convertible Bonds (11.2%)
Bill Barrett Corp., Senior Unsecured Notes, 5.00%, due 3/15/28	$3,620,000	3,733
Charles River Laboratories International, Inc., Senior Unsecured Notes, 2.25%, due 6/15/13	6,090,000	6,349
Covanta Holding Corp., Senior Unsecured Notes, 1.00%, due 2/1/27	7,969,000	7,869
Equinix, Inc., Subordinated Notes, 3.00%, due 10/15/14	6,010,000	6,836
Hologic, Inc., Senior Unsecured Notes, Step-Down, 2.00%, due 12/15/37 a	16,985,000	16,582
Host Hotels & Resorts L.P., Guaranteed Notes, 2.63%, due 4/15/27 ñ	9,300,000	9,335
Iconix Brand Group, Inc., Senior Subordinated Notes, 2.50%, due 6/1/16 ñ	2,100,000	2,223
Integra Lifesciences Holdings Corp., Guaranteed Notes, 2.38%, due 6/1/12 ñ	6,881,000	6,993
InterDigital, Inc., Senior Unsecured Notes, 2.50%, due 3/15/16 ñ	1,400,000	1,510
James River Coal Co., Senior Unsecured Notes, 4.50%, due 12/1/15 ñ	1,450,000	1,686
James River Coal Co., Senior Unsecured Notes, 3.13%, due 3/15/18 ñ	4,580,000	4,654
Kinross Gold Corp., Senior Unsecured Notes, 1.75%, due 3/15/28	$9,790,000	9,716
Lions Gate Entertainment Corp., Guaranteed Notes, 2.94%, due 10/15/24	2,600,000	2,587
Massey Energy Co., Guaranteed Notes, 3.25%, due 8/1/15	3,940,000	4,383
Paladin Energy Ltd., Senior Unsecured Notes, 3.63%, due 11/4/15	4,500,000	4,309
Patriot Coal Corp., Senior Unsecured Notes, 3.25%, due 5/31/13	7,835,000	7,639
PDL BioPharma, Inc., Senior Unsecured Notes, 2.00%, due 2/15/12	11,385,000	11,499
RTI International Metals, Inc., Guaranteed Notes, 3.00%, due 12/1/15	490,000	633
Southern Pacific Resource, Unsecured Notes, 6.00% due 6/30/16 ñ	4,800,000	5,388
The Nasdaq OMX Group, Inc., Senior Unsecured Notes, 2.50%, due 8/15/13	12,705,000	12,626
WebMD Health Corp., Senior Unsecured Notes, 2.50%, due 3/31/16 ñ	10,200,000	9,830
WebMD Health Corp., Senior Unsecured Notes, 2.50%, due 1/31/18 ñ	3,600,000	3,569
Wright Medical Group, Inc., Senior Unsecured Notes, 2.63%, due 12/1/14	10,535,000	10,547

Total Convertible Bonds (Cost $144,617)		150,496

	Number of Shares	Value† ($000's)
Short-Term Investments (4.4%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $59,800)	59,800,030	59,800

Total Investments## (99.5%) (Cost $1,222,896)		1,342,403

Cash, receivables and other assets, less liabilities (0.5%)		6,123

Total Net Assets (100.0%)		$1,348,526

See Notes to Schedule of Investments

MAY 31, 2011

Schedule of Investments Focus Fund
(Unaudited)

	Number of	Value†
	Shares	($000's)
Common Stocks (99.0%)
Aerospace & Defense (7.2%)
Honeywell International	490,000	29,179
Rockwell Collins	250,000	15,283
		44,462

Beverages (5.3%)
Molson Coors Brewing Class B	705,000	32,888

Biotechnology (4.3%)
Amgen Inc. *	440,000	26,638

Capital Markets (6.7%)
BlackRock, Inc.	150,000	30,834
Goldman Sachs Group	72,000	10,133
		40,967

Commercial Services & Supplies (3.2%)
Tetra Tech *	520,000	12,651
Waste Connections	220,000	6,917
		19,568

Computers & Peripherals (7.7%)
Apple, Inc. *	50,000	17,391
Hewlett-Packard	810,000	30,278
		47,669

Diversified Financial Services (3.9%)
J.P. Morgan Chase	560,000	24,214

Electric Utilities (3.4%)
NextEra Energy	360,000	20,862

Energy Equipment & Services (4.2%)
Halliburton Co.	510,000	25,577

Health Care Providers & Services (2.6%)
Express Scripts *	270,000	16,081

Household Products (5.4%)
Colgate-Palmolive	380,000	33,261

Insurance (5.0%)
Prudential Financial	480,000	30,614

Leisure Equipment & Products (2.3%)
Mattel Inc.	525,000	13,857

Media (5.2%)
Comcast Corp. Class A Special	710,000	16,721
Discovery Communications Class C *	400,000	15,532
		32,253

Metals & Mining (3.6%)
Rio Tinto ADR	315,000	22,088

Multiline Retail (4.0%)
Target Corp.	500,000	24,765

Oil, Gas & Consumable Fuels (8.5%)
Canadian Natural Resources	535,000	23,331
Denbury Resources *	1,305,000	28,658
		51,989
Pharmaceuticals (4.7%)
Johnson & Johnson	430,000	28,935

Semiconductors & Semiconductor Equipment (2.2%)
NXP Semiconductors *	480,000	13,694

Software (7.4%)
Activision Blizzard	1,110,000	13,309
Oracle Corp.	950,000	32,509
		45,818

Textiles, Apparel & Luxury Goods (2.2%)
Coach, Inc.	210,000	13,369

Total Common Stocks
(Cost $558,341)		609,569

Short-Term Investments (0.9%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $5,156)	5,155,624	5,156

Total Investments## (99.9%)
(Cost $563,497)		614,725

Cash, receivables and other assets, less liabilities (0.1%)		869

Total Net Assets (100.0%)		$615,594

See Notes to Schedule of Investments

MAY 31, 2011

Schedule of Investments Genesis Fund
(Unaudited)

	Number of Shares	Value† ($000's)
Common Stocks (95.1%)

Aerospace & Defense (0.9%)
Alliant Techsystems	1,158,462	82,865
American Science & Engineering	309,841	26,810
		109,675

Air Freight & Logistics (0.5%)
Forward Air ^	1,781,100	62,517

Auto Components (0.7%)
Gentex Corp.	2,983,349	87,561

Beverages (0.7%)
Boston Beer Class A *^	984,919	82,546

Capital Markets (0.9%)
Eaton Vance	1,028,500	32,449
Federated Investors Class B	405,800	10,401
Greenhill & Co.	635,800	35,388
Waddell & Reed Financial Class A	751,161	28,995
		107,233

Chemicals (3.3%)
Balchem Corp.	1,331,635	57,460
Hawkins, Inc.	453,673	19,757
Intrepid Potash *	3,539,399	113,933
LSB Industries *	712,500	33,730
NewMarket Corp.	231,000	40,245
RPM International	2,348,944	55,200
Sensient Technologies	2,326,614	88,528
		408,853

Commercial Banks (2.9%)
Bank of Hawaii	1,511,400	71,640
BOK Financial	1,044,294	55,358
Cullen/Frost Bankers	1,412,300	82,252
First Financial Bankshares	958,416	50,662
Westamerica Bancorp ^	2,034,843	102,353
		362,265

Commercial Services & Supplies (4.9%)
Copart, Inc. *	2,745,731	129,049
Healthcare Services Group ^	5,677,081	96,851
Ritchie Bros. Auctioneers	3,921,610	108,707
Rollins, Inc.	6,500,220	130,785
United Stationers ^	1,798,497	133,125
		598,517

Construction & Engineering (0.3%)
Layne Christensen *^	1,229,807	36,365

Containers & Packaging (3.3%)
AptarGroup Inc. ^	6,176,100	329,804
Silgan Holdings	1,626,983	73,035
		402,839

Diversified Consumer Services (1.8%)
Capella Education *^	830,374	40,140
Hillenbrand, Inc.	2,470,196	56,197
Matthews International Class A ^	1,747,238	68,300
Strayer Education	497,702	59,814
		224,451

Diversified Financial Services (0.2%)
Pico Holdings *	800,872	23,890

Electronic Equipment, Instruments & Components (1.0%)
Trimble Navigation *	2,718,042	118,751

Energy Equipment & Services (5.6%)
CARBO Ceramics ^	1,736,600	260,959
Lufkin Industries ^	1,628,420	147,714
Natural Gas Services Group *^	845,700	15,223
Oceaneering International *^	2,738,412	223,180
Pason Systems	2,766,815	45,185
		692,261

Food & Staples Retailing (1.7%)
Ruddick Corp. ^	4,857,967	213,508

Food Products (1.8%)
Darling International *	1,626,000	31,138
Flowers Foods	1,869,100	62,297
J & J Snack Foods ^	1,192,346	61,430
Lancaster Colony	1,045,234	63,383
		218,248

Gas Utilities (2.3%)
New Jersey Resources	2,019,400	93,054
Northwest Natural Gas	865,500	39,094
Piedmont Natural Gas	632,219	19,896
South Jersey Industries	1,452,844	81,316
WGL Holdings	1,144,895	44,937
		278,297

Health Care Equipment & Supplies (6.4%)
Abaxis, Inc. *^	1,181,200	36,771
American Medical Systems Holdings *	402,165	12,041
DENTSPLY International	1,965,700	77,134
Haemonetics Corp. *^	2,574,000	174,080
IDEXX Laboratories *	2,294,862	180,651
Immucor Inc. *	2,818,291	58,987
Meridian Bioscience ^	2,084,297	49,731
Sirona Dental Systems *	2,154,126	116,452
West Pharmaceutical Services	1,630,240	75,774
		781,621

Health Care Providers & Services (4.7%)
AmSurg Corp. *^	1,737,534	45,019
Henry Schein *	2,365,340	169,879
Landauer, Inc. ^	611,297	36,507
MWI Veterinary Supply *^	1,112,229	93,761
Patterson Companies	2,928,500	101,282
PSS World Medical *^	2,907,899	84,969
VCA Antech *	2,070,805	50,631
		582,048

Health Care Technology (0.8%)
Quality Systems	1,098,705	94,576

Hotels, Restaurants & Leisure (0.6%)
Brinker International	2,664,000	68,678

Household Durables (0.3%)
Leggett & Platt	1,236,300	31,934

Household Products (2.5%)
Church & Dwight ^	3,696,555	310,880

Industrial Conglomerates (0.8%)
Raven Industries ^	1,824,376	102,165

Insurance (3.8%)
Brown & Brown	931,870	24,592
Hanover Insurance Group	1,200,884	49,308
Harleysville Group ^	1,995,211	63,907
HCC Insurance Holdings	1,237,600	40,952
Infinity Property & Casualty	123,800	6,581
RenaissanceRe Holdings	1,461,753	105,188
RLI Corp. ^	1,352,807	81,507
Safety Insurance Group ^	1,018,749	45,742
Validus Holdings	1,379,000	44,445
		462,222

IT Services (2.0%)
Forrester Research ^	1,396,053	52,966
Jack Henry & Associates	1,980,853	61,882
ManTech International Class A ^	2,222,300	100,048
NCI, Inc. Class A *	339,299	7,702
Syntel, Inc.	441,662	23,792
		246,390

Leisure Equipment & Products (1.2%)
Polaris Industries	1,308,760	144,422

Life Science Tools & Services (1.9%)
ICON PLC ADR *^	3,653,300	93,488
Pharmaceutical Product Development	3,866,800	111,557
Techne Corp.	402,200	32,779
		237,824

Machinery (10.1%)
AG Growth International ^	1,391,100	70,323
Badger Meter	351,105	13,068
Chart Industries *	134,412	6,530
CLARCOR Inc. ^	4,849,522	206,638
Donaldson Co.	2,513,200	150,063
Douglas Dynamics	111,451	1,726
Graco Inc.	839,617	42,451
Industrea Ltd. ^	26,027,925	39,535
International Mining Machinery Holdings *	22,937,700	25,083
Joy Global	721,000	64,638
Lincoln Electric Holdings	457,482	34,151
Lindsay Corp. ^	1,205,150	80,842
Nordson Corp.	2,829,208	147,175
Robbins & Myers	585,400	25,793
Toro Co.	703,094	44,914
Valmont Industries	1,009,204	101,142
Wabtec Corp. ^	2,753,500	186,109
		1,240,181

Metals & Mining (4.1%)
Alamos Gold	4,546,000	68,536
Compass Minerals International ^	3,633,000	337,760
Major Drilling Group International ^	5,742,300	91,749
		498,045

Office Electronics (1.0%)
Zebra Technologies Class A *	2,685,870	119,387

Oil, Gas & Consumable Fuels (10.0%)
Abraxas Petroleum *	4,098,800	18,035
Brigham Exploration *	1,744,728	54,331
Cabot Oil & Gas	2,636,800	154,912
Concho Resources *	2,529,492	239,315
Denbury Resources *	4,020,369	88,287
Gulfport Energy *	1,913,178	56,611
Kodiak Oil & Gas *	2,961,237	20,284
Legacy Oil + Gas *	1,287,400	18,480
Legacy Oil + Gas *ñ	100,000	1,434
Northern Oil and Gas *	2,924,449	58,781
Oasis Petroleum *	1,685,580	50,989
Petrobank Energy and Resources *	2,698,300	48,029
Petrominerales Ltd.	1,874,928	63,129
Resolute Energy *	1,574,862	27,403
SM Energy	1,949,200	129,602
Southwestern Energy *	2,781,300	121,738
Vermilion Energy	1,301,200	68,290
		1,219,650

Professional Services (0.4%)
Exponent, Inc. *^	1,186,835	50,891

Road & Rail (0.1%)
Genesee & Wyoming Class A *	155,700	9,241

Semiconductors & Semiconductor Equipment (1.0%)
GT Solar International *^	6,963,900	88,859
Hittite Microwave *	585,452	37,130
		125,989

Software (6.3%)
Blackbaud, Inc. ^	3,839,203	108,074
Computer Modelling Group	904,500	26,215
FactSet Research Systems	1,246,700	138,209
MICROS Systems *^	4,394,642	224,390
Solera Holdings ^	4,580,953	270,689
		767,577

Specialty Retail (2.1%)
Hibbett Sports *^	1,877,463	78,178
Leon's Furniture	1,118,300	15,698
Sally Beauty Holdings *	2,902,653	48,648
Tractor Supply	1,817,841	114,815
		257,339

Thrifts & Mortgage Finance (0.7%)
BankUnited	356,300	10,105
Brookline Bancorp ^	4,144,490	36,181
Capitol Federal Financial	716,352	8,560
Oritani Financial	2,098,000	26,267
ViewPoint Financial Group	100,000	1,303
		82,416

Trading Companies & Distributors (0.9%)
Applied Industrial Technologies	985,300	35,096
MSC Industrial Direct Class A	847,200	58,889
Richelieu Hardware	586,800	17,050
		111,035

Water Utilities (0.6%)
American States Water	854,611	29,552
Aqua America	2,219,135	50,530
		80,082

Total Common Stocks
(Cost $6,753,317)		11,652,370

Equity Funds (0.8%)
SPDR Gold Trust * (Cost $59,379)	625,875	93,656

Short-Term Investments (4.2%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $509,413)	509,413,173	509,413

Total Investments## (100.1%)
(Cost $7,322,109)		12,255,439
Liabilities, less cash, receivables and other assets [(0.1%)]		(8,862)

Total Net Assets (100.0%)		$12,246,577

See Notes to Schedule of Investments

MAY 31, 2011

Schedule of Investments Guardian Fund
(Unaudited)

	Number of Shares	Value† ($000's)
Common Stocks (98.3%)

Beverages (2.2%)
Coca-Cola	412,800	27,579

Capital Markets (9.5%)
Bank of New York Mellon	1,210,858	34,037
BlackRock, Inc.	172,900	35,541
Charles Schwab	2,751,355	49,552
		119,130

Commercial Services & Supplies (2.9%)
Republic Services	1,142,700	36,018

Electronic Equipment, Instruments & Components (5.0%)
Anixter International	507,785	34,372
National Instruments	994,171	29,030
		63,402

Energy Equipment & Services (5.2%)
Cameron International *	422,225	20,123
Schlumberger Ltd.	536,580	45,996
		66,119

Food & Staples Retailing (2.1%)
Costco Wholesale	313,865	25,888

Food Products (2.1%)
McCormick & Company	531,184	26,660

Health Care Equipment & Supplies (6.9%)
C.R. Bard	412,000	46,053
Covidien PLC	732,110	40,266
		86,319

Household Products (4.3%)
Procter & Gamble	804,575	53,907

Industrial Conglomerates (3.1%)
3M Co.	416,125	39,274

Industrial Gases (2.0%)
Praxair, Inc.	239,331	25,331

Insurance (3.9%)
Markel Corp. *	10,823	4,477
Progressive Corp.	2,065,150	44,711
		49,188

Internet Software & Services (6.3%)
Google Inc. Class A *	71,215	37,674
Yahoo! Inc. *	2,524,050	41,773
		79,447

IT Services (4.4%)
MasterCard, Inc. Class A	114,425	32,846
SAIC, Inc. *	1,249,406	21,939
		54,785

Machinery (4.5%)
Danaher Corp.	1,036,254	56,507

Media (4.7%)
Comcast Corp. Class A Special	1,076,475	25,351
Scripps Networks Interactive Class A	675,435	34,062
		59,413

Multiline Retail (3.4%)
Target Corp.	866,400	42,913

Oil, Gas & Consumable Fuels (8.4%)
BG Group PLC	2,232,294	51,832
Newfield Exploration *	728,000	54,301
		106,133

Pharmaceuticals (6.8%)
Hospira, Inc. *	780,545	43,156
Roche Holding AG	243,577	42,887
		86,043

Road & Rail (1.3%)
Canadian National Railway	204,635	16,019

Semiconductors & Semiconductor Equipment (7.3%)
Altera Corp.	782,074	37,610
Texas Instruments	1,549,775	54,707
		92,317

Trading Companies & Distributors (2.0%)
W.W. Grainger	168,990	25,529

Total Common Stocks
(Cost $934,347)		1,237,921

Short-Term Investments (1.6%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $20,848)	20,847,627	20,848

Total Investments## (99.9%)
(Cost $955,195)		1,258,769

Cash, receivables and other assets, less liabilities (0.1%)		687

Total Net Assets (100.0%)		$1,259,456

See Notes to Schedule of Investments

MAY 31, 2011

Schedule of Investments International Fund
(Unaudited)

	Number of Shares	Value† ($000's)
Common Stocks (98.3%)

Australia (0.7%)
Fortescue Metals Group	367,910	2,572

Austria (0.7%)
Vienna Insurance Group Wiener Staedtische Versicherung	40,970	2,335

Belgium (3.1%)
Ageas	192,640	534
Anheuser-Busch InBev	33,109	2,002
Colruyt SA	46,560	2,677
Omega Pharma	60,435	3,147
Telenet Group Holding	53,533	2,440
		10,800

Brazil (2.6%)
Banco Santander Brasil ADR	188,700	2,144
HRT Participacoes em Petroleo *	1,600	1,440
Porto Seguro	223,200	3,464
TOTVS SA	108,725	2,171
		9,219

Canada (9.3%)
Cenovus Energy	46,500	1,718
Corus Entertainment, B Shares	165,652	3,480
Crescent Point Energy	51,000	2,470
Goldcorp, Inc.	71,400	3,571
MacDonald, Dettwiler	72,840	4,269
Neo Material Technologies *	314,300	3,234
New Gold *	180,500	1,835
Peyto Exploration & Development	119,800	2,604
Potash Corp. of Saskatchewan	66,019	3,722
Silver Wheaton	98,400	3,630
Vermilion Energy	41,100	2,159
		32,692

Chile (1.1%)
Sociedad Quimica y Minera de Chile ADR, B Shares	59,780	3,741

China (2.2%)
Bank of China, H Shares *	5,899,400	3,265
China Liansu Group Holdings	3,183,600	2,689
China Vanke, B Shares	1,337,789	1,840
		7,794

Denmark (3.0%)
Novo Nordisk Class B	29,304	3,684
Sydbank AS	132,610	3,358
Trygvesta AS	56,025	3,398
		10,440

Egypt (0.4%)
Centamin Egypt *	639,100	1,352

France (9.2%)
Alcatel-Lucent *	666,521	3,767
Arkema	45,767	5,029
BNP Paribas	42,875	3,360
CFAO *	65,280	2,689
Cie Generale des Etablissements Michelin Class B	20,890	1,965
CNP Assurances	136,402	2,777
Eutelsat Communications	86,203	3,831
LVMH Moet Hennessy Louis Vuitton	16,735	2,920
Sodexo	77,920	6,011
		32,349

Germany (7.4%)
Brenntag AG *	41,325	4,931
Deutsche Boerse	65,517	5,178
Deutsche Telekom	212,390	3,162
Fresenius Medical Care	66,403	4,809
HeidelbergCement AG	50,500	3,524
Linde AG	26,874	4,555 26,159

Hong Kong (0.7%)
China Mobile ADR	55,865	2,557

India (0.7%)
Bank of Baroda	121,450	2,324

Ireland (0.7%)
DCC PLC	2,880	89
DCC PLC	73,196	2,242
		2,331

Japan (9.8%)
Brother Industries	231,100	3,269
Circle K Sunkus	151,500	2,345
Jupiter Telecommunications	5,365	5,793
KDDI Corp.	525	3,765
Kenedix Realty Investment	753	3,097
Makita Corp.	67,300	2,866
Nihon Kohden	235,700	5,512
Nippon Electric Glass	344,300	4,883
Sundrug Co.	97,900	2,899
		34,429

Korea (3.5%)
Hyundai Mobis	19,882	7,000
Samsung Electronics	3,294	2,762
Shinhan Financial Group	59,280	2,676
		12,438

Netherlands (8.8%)
Akzo Nobel	58,856	4,264
Fugro NV	38,841	3,100
Koninklijke Ahold	270,069	3,858
Nutreco Holding	66,111	5,052
PostNL NV	143,756	1,511
Sligro Food Group Ñ	102,093	3,804
TNT Express *	143,756	2,038
Unilever NV	135,344	4,422
USG People	164,000	2,990
		31,039

Norway (2.2%)
DnB NOR	327,615	4,943
Prosafe ASA	379,525	3,000
		7,943

South Africa (1.1%)
MTN Group	181,442	3,865

Sweden (1.3%)
Elekta AB, B Shares	65,245	2,838
Telefonaktiebolaget LM Ericsson, B Shares	128,220	1,900
		4,738

Switzerland (11.0%)
Bucher Industries	16,143	3,975
Credit Suisse Group *	95,145	4,091
Givaudan SA *	4,160	4,591
Nestle SA	59,582	3,830
Novartis AG	59,721	3,853
Roche Holding	23,838	4,197
SGS SA	2,511	4,989
Sika AG	693	1,770
Sulzer AG	42,126	7,642
		38,938

Turkey (0.6%)
Sinpas Gayrimenkul Yatirim Ortakligi	1,768,410	2,074

United Kingdom (18.2%)
Amlin PLC	627,122	4,394
Avanti Communications Group *ñ	117,100	806
Avanti Communications Group *	128,528	884
BG Group	170,920	3,969
Bunzl PLC	217,860	2,752
Chemring Group	552,340	6,061
Experian Group	331,331	4,370
Fidessa Group	62,534	2,003
Informa PLC	345,387	2,478
Jazztel PLC *ñ	161,400	1,054
Jazztel PLC *	485,320	3,170
Mitie Group	931,490	3,552
Reed Elsevier	351,797	3,196
Rio Tinto ADR	44,400	3,113
RPS Group	733,919	2,992
Subsea 7	103,538	2,762
Synergy Health Ñ	182,293	2,588
Tullow Oil	144,461	3,214
Vodafone Group	2,465,423	6,855
Willis Group Holdings	91,500	3,797
		64,010

Total Common Stocks
(Cost $262,335)		346,139

Preferred Stocks (0.0%)

Brazil (0.0%)
Refinaria de Petroleo Ipiranga Ñ*^^ (Cost $8)	19,056	12

Rights (0.0%)

Belgium (0.0%)
Ageas VVPR Strip *	192,640	1
Anheuser-Busch InBev VVPR Strip *	177,256	1

Total Rights
(Cost $0)		2

Warrants (0.0%)

Italy (0.0%)
UBI Banca * (Cost $0)	165,350	0

Short-Term Investments (1.4%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $5,040)	5,040,214	5,040

Total Investments## (99.7%)
(Cost $267,383)		351,193

Cash, receivables and other assets, less liabilities (0.3%)		940

Total Net Assets (100.0%)		$352,133

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
International Fund (Unaudited)

	Investments at
	Value†	Percentage of
Industry	(000's omitted)	Net Assets
Chemicals	$30,906	8.8%
Commercial Banks	22,070	6.3%
Insurance	20,700	5.9%
Media	18,778	5.3%
Oil, Gas & Consumable Fuels	17,574	5.0%
Wireless Telecommunication Services	17,042	4.8%
Metals & Mining	16,073	4.6%
Food & Staples Retailing	15,583	4.4%
Machinery	14,483	4.1%
Food Products	13,304	3.8%
Professional Services	12,349	3.5%
Pharmaceuticals	11,734	3.3%
Diversified Telecommunication Services	11,516	3.3%
Health Care Equipment & Supplies	11,497	3.3%
Auto Components	8,965	2.5%
Energy Equipment & Services	8,862	2.5%
Software	8,443	2.4%
Trading Companies & Distributors	7,683	2.2%
Health Care Providers & Services	7,397	2.1%
Commercial Services & Supplies	6,544	1.8%
Aerospace & Defense	6,061	1.7%
Hotels, Restaurants & Leisure	6,011	1.7%
Communications Equipment	5,667	1.6%
Diversified Financial Services	5,178	1.5%
Real Estate Investment Trusts	5,171	1.5%
Electronic Equipment, Instruments & Components	4,883	1.4%
Capital Markets	4,091	1.1%
Air Freight & Logistics	3,549	1.0%
Construction Materials	3,524	1.0%
Office Electronics	3,269	0.9%
Textiles, Apparel & Luxury Goods	2,920	0.8%
Semiconductors & Semiconductor Equipment	2,762	0.8%
Distributors	2,689	0.8%
Building Products	2,689	0.8%
Industrial Conglomerates	2,331	0.7%
Beverages	2,003	0.6%
Real Estate Management & Development	1,840	0.5%
Consumer Discretionary	12	0.0%
Short-Term Investments and Other Assets-Net	5,980	1.7%

	$352,133	100.0%

MAY 31, 2011

Schedule of Investments International Institutional Fund
(Unaudited)

	Number of Shares	Value† ($000's)
Common Stocks (98.1%)

Australia (0.7%)
Fortescue Metals Group	408,100	2,853

Austria (0.7%)
Vienna Insurance Group Wiener Staedtische Versicherung	45,445	2,590

Belgium (2.9%)
Anheuser-Busch InBev	36,726	2,221
Colruyt SA	51,645	2,969
Omega Pharma	67,035	3,490
Telenet Group Holding	59,383	2,707
		11,387

Brazil (2.6%)
Banco Santander Brasil ADR	209,300	2,377
HRT Participacoes em Petroleo *	1,800	1,620
Porto Seguro	247,500	3,842
TOTVS SA	120,600	2,408
		10,247
Canada (9.1%)
Cenovus Energy	51,600	1,907
Corus Entertainment, B Shares	183,729	3,859
Crescent Point Energy	56,600	2,741
Goldcorp, Inc.	77,600	3,881
MacDonald, Dettwiler	71,037	4,163
Neo Material Technologies *	348,600	3,587
New Gold *	196,300	1,996
Peyto Exploration & Development	132,900	2,889
Potash Corp.	71,817	4,049
Silver Wheaton	107,100	3,951
Vermilion Energy	45,600	2,395
		35,418

Chile (1.0%)
Sociedad Quimica y Minera de Chile ADR, B Shares	65,005	4,067
China (2.2%)
Bank of China, H Shares *	6,544,200	3,621
China Liansu Group Holdings	3,530,600	2,982
China Vanke, B Shares	1,483,900	2,042
		8,645

Denmark (3.0%)
Novo Nordisk Class B	32,501	4,086
Sydbank AS	147,096	3,724
Trygvesta AS	62,142	3,769
		11,579

Egypt (0.3%)
Centamin Egypt *	592,600	1,254

France (9.3%)
Alcatel-Lucent *	739,338	4,178
Arkema	50,765	5,579
BNP Paribas	47,563	3,727
CFAO *	72,415	2,983
Cie Generale des Etablissements Michelin Class B	23,170	2,180
CNP Assurances	151,299	3,080
Eutelsat Communications	95,619	4,250
LVMH Moet Hennessy Louis Vuitton	18,560	3,238
Sodexo	86,435	6,668
		35,883

Germany (7.5%)
Brenntag AG *	45,840	5,470
Deutsche Boerse	72,110	5,699
Deutsche Telekom	235,590	3,507
Fresenius Medical Care	73,657	5,335
HeidelbergCement AG	54,925	3,832
Linde AG	29,810	5,053
		28,896

Hong Kong (0.7%)
China Mobile ADR	61,870	2,832

India (0.4%)
Bank of Baroda	75,430	1,444

Ireland (0.7%)
DCC PLC	25,124	776
DCC PLC	59,262	1,815
		2,591

Japan (9.9%)
Brother Industries	256,300	3,625
Circle K Sunkus	168,100	2,602
Jupiter Telecommunications	5,947	6,422
KDDI Corp.	584	4,188
Kenedix Realty Investment	838	3,447
Makita Corp.	74,600	3,176
Nihon Kohden	261,400	6,113
Nippon Electric Glass	382,300	5,423
Sundrug Co.	108,600	3,216
		38,212

Korea (3.6%)
Hyundai Mobis	22,050	7,764
Samsung Electronics	3,651	3,061
Shinhan Financial Group	65,090	2,938
		13,763

Netherlands (8.9%)
Akzo Nobel	65,285	4,729
Fugro NV	43,082	3,439
Koninklijke Ahold	299,576	4,279
Nutreco Holding	73,338	5,605
PostNL NV	159,459	1,677
Sligro Food Group Ñ	113,250	4,219
TNT Express *	159,459	2,260
Unilever NV	150,134	4,906
USG People	181,920	3,316
		34,430

Norway (2.3%)
DnB NOR	363,404	5,482
Prosafe ASA	420,985	3,328
		8,810

South Africa (1.1%)
MTN Group	201,266	4,287

Sweden (1.4%)
Elekta AB, B Shares	72,370	3,147
Telefonaktiebolaget LM Ericsson, B Shares	142,225	2,108
		5,255

Switzerland (11.1%)
Bucher Industries	17,905	4,409
Credit Suisse Group *	105,535	4,538
Givaudan SA *	4,616	5,094
Nestle SA	66,091	4,249
Novartis AG	66,246	4,274
Roche Holding	26,444	4,656
SGS SA	2,784	5,531
Sika AG	757	1,933
Sulzer AG	46,727	8,477
		43,161

Turkey (0.6%)
Sinpas Gayrimenkul Yatirim Ortakligi	1,961,600	2,301

United Kingdom (18.1%)
Amlin PLC	695,635	4,874
Avanti Communications Group *ñ	57,319	394
Avanti Communications Group *	201,396	1,386
BG Group	189,590	4,402
Bunzl PLC	234,485	2,962
Chemring Group	612,680	6,723
Experian Group	319,837	4,218
Fidessa Group	69,370	2,222
Informa PLC	383,116	2,749
Jazztel PLC *ñ	79,300	518
Jazztel PLC *	638,070	4,168
Mitie Group	1,033,250	3,939
Reed Elsevier	390,229	3,546
Rio Tinto ADR	49,200	3,450
RPS Group	814,093	3,319
Subsea 7	114,779	3,062
Synergy Health Ñ	202,205	2,871
Tullow Oil	160,242	3,565
Vodafone Group	2,734,758	7,604
Willis Group Holdings	101,500	4,212
		70,184

Total Common Stocks
(Cost $325,973)		380,089

Rights (0.0%)

Belgium (0.0%)
Ageas VVPR Strip *	77,074	0
Anheuser-Busch InBev VVPR Strip *	125,976	1

Total Rights
(Cost $0)		1

Warrants (0.0%)

Italy (0.0%)
UBI Banca * (Cost $0)	121,295	0

Short-Term Investments (2.1%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $8,201)	8,200,620	8,201

Total Investments## (100.2%)
(Cost $334,174)		388,291

Liabilities, less cash, receivables and other assets [(0.2%)]		(764)

Total Net Assets (100.0%)		$387,527

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
International Institutional Fund (Unaudited)

	Investments at
	Value†	Percentage of
Industry	(000's omitted)	Net Assets
Chemicals	$34,091	8.8%
Commercial Banks	23,313	6.0%
Insurance	22,367	5.7%
Media	20,826	5.4%
Oil, Gas & Consumable Fuels	19,519	5.0%
Wireless Telecommunication Services	18,911	4.9%
Metals & Mining	17,385	4.5%
Food & Staples Retailing	17,285	4.5%
Machinery	16,062	4.1%
Food Products	14,760	3.8%
Professional Services	13,065	3.4%
Pharmaceuticals	13,016	3.3%
Health Care Equipment & Supplies	12,750	3.3%
Diversified Telecommunication Services	12,680	3.3%
Auto Components	9,944	2.6%
Energy Equipment & Services	9,829	2.5%
Software	8,793	2.3%
Trading Companies & Distributors	8,432	2.2%
Health Care Providers & Services	8,206	2.1%
Commercial Services & Supplies	7,258	1.9%
Aerospace & Defense	6,723	1.7%
Hotels, Restaurants & Leisure	6,668	1.7%
Communications Equipment	6,286	1.6%
Real Estate Investment Trusts	5,748	1.5%
Diversified Financial Services	5,699	1.5%
Electronic Equipment, Instruments & Components	5,423	1.4%
Capital Markets	4,538	1.2%
Air Freight & Logistics	3,937	1.0%
Construction Machinery	3,832	1.0%
Office Electronics	3,625	0.9%
Textiles, Apparel & Luxury Goods	3,238	0.8%
Semiconductors & Semiconductor Equipment	3,061	0.8%
Distributors	2,983	0.8%
Building Products	2,982	0.8%
Industrial Conglomerates	2,591	0.7%
Beverages	2,222	0.6%
Real Estate Management & Development	2,042	0.5%
Short-Term Investments and Other Assets-Net	7,437	1.9%

	$387,527	100.0%

MAY 31, 2011

Schedule of Investments International Large Cap Fund
(Unaudited)

	Number of Shares	Value† ($000's)
Common Stocks (96.8%)

Australia (1.4%)
BHP Billiton	30,500	1,452
Fortescue Metals Group	198,890	1,391
		2,843

Austria (0.9%)
Vienna Insurance Group Wiener Staedtische Versicherung	32,845	1,872

Belgium (2.6%)
Anheuser-Busch InBev	28,072	1,697
Colruyt SA	41,500	2,386
Telenet Group Holding	24,518	1,118
		5,201

Brazil (2.4%)
Banco Santander Brasil ADR	140,300	1,594
HRT Participacoes em Petroleo *	1,200	1,080
Porto Seguro	134,900	2,094
		4,768

Canada (6.9%)
Cenovus Energy	54,740	2,023
Crescent Point Energy	31,500	1,525
Goldcorp, Inc.	39,900	1,996
New Gold *	100,800	1,025
Peyto Exploration & Development	68,200	1,482
Potash Corp. of Saskatchewan	36,915	2,081
Silver Wheaton	55,000	2,029
Vermilion Energy	29,100	1,529
		13,690

Chile (1.0%)
Sociedad Quimica y Minera de Chile ADR, B Shares	33,345	2,086

China (1.4%)
Bank of China, H Shares *	3,430,700	1,899
China Vanke, B Shares	631,200	868
		2,767

Denmark (3.9%)
Jyske Bank *	52,815	2,471
Novo Nordisk Class B	22,941	2,884
Trygvesta AS	40,615	2,464
		7,819

Egypt (0.4%)
Centamin Egypt *	361,200	764

France (9.9%)
Alcatel-Lucent *	481,296	2,720
BNP Paribas	24,641	1,931
Cie Generale des Etablissements Michelin Class B	11,875	1,117
CNP Assurances	99,911	2,034
Eutelsat Communications	62,030	2,757
LVMH Moet Hennessy Louis Vuitton	10,400	1,815
Schneider Electric	24,201	4,002
Sodexo	44,985	3,470
		19,846

Germany (10.7%)
Brenntag AG *	23,855	2,847
Deutsche Boerse	43,267	3,419
Deutsche Telekom	152,900	2,276
Fresenius Medical Care	45,345	3,284
HeidelbergCement AG	28,200	1,968
Linde AG	15,945	2,703
SAP AG ADR	32,785	2,038
Siemens AG	21,311	2,858
		21,393

Hong Kong (0.9%)
China Mobile ADR	39,815	1,822

India (0.6%)
Bank of Baroda	60,120	1,151

Japan (6.8%)
Brother Industries	101,300	1,433
Jupiter Telecommunications	3,511	3,791
KDDI Corp.	377	2,704
Makita Corp.	51,900	2,210
Nippon Electric Glass	248,400	3,523
		13,661

Korea (4.1%)
Hyundai Mobis	12,961	4,563
Samsung Electronics	2,539	2,129
Shinhan Financial Group	33,400	1,508
		8,200

Malaysia (0.8%)
Axiata Group Berhad *	909,300	1,510

Netherlands (7.8%)
Akzo Nobel	48,145	3,488
Fugro NV	27,788	2,218
Koninklijke Ahold	191,580	2,737
PostNL NV	95,885	1,008
Randstad Holding	36,330	1,801
TNT Express *	95,885	1,359
Unilever NV	93,080	3,041
		15,652

Norway (1.6%)
DnB NOR	212,968	3,213

South Africa (1.4%)
MTN Group	131,481	2,801

Sweden (1.4%)
Elekta AB, B Shares	37,700	1,639
Telefonaktiebolaget LM Ericsson, B Shares	73,800	1,094
		2,733

Switzerland (12.6%)
Credit Suisse Group *	66,199	2,846
Givaudan SA *	3,356	3,703
Nestle SA	42,683	2,744
Novartis AG	40,261	2,598
Roche Holding	17,281	3,043
SGS SA	2,032	4,037
Sika AG	585	1,494
Sulzer AG	26,451	4,799
		25,264

United Kingdom (17.3%)
Amlin PLC	424,411	2,973
BG Group	116,865	2,714
Bunzl PLC	162,300	2,050
Experian Group	225,064	2,968
Informa PLC	333,581	2,393
Reed Elsevier	253,939	2,307
Rio Tinto ADR	33,200	2,328
Sage Group	427,985	2,047
Subsea 7	73,080	1,950
Tesco PLC	377,467	2,609
Tullow Oil	109,486	2,436
Vodafone Group	1,804,352	5,017
Willis Group Holdings	65,200	2,706
		34,498
Total Common Stocks (Cost $154,870)		193,554
Rights (0.0%)

Belgium (0.0%)
Ageas VVPR Strip *	23,964	0
Anheuser-Busch InBev VVPR Strip *	63,890	0

Total Rights (Cost $0)		0

Warrants (0.0%)

Italy (0.0%)
UBI Banca * (Cost $0)	48,665	0

Short-Term Investments (2.9%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $5,781)	5,780,527	5,781

Total Investments## (99.7%) (Cost $160,651)		199,335

Cash, receivables and other assets, less liabilities (0.3%)		691

Total Net Assets (100.0%)		$200,026

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
International Large Cap Fund (Unaudited)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Chemicals	$ 15,555	7.8%
Insurance	14,143	7.1%
Wireless Telecommunication Services	13,854	6.9%
Commercial Banks	13,767	6.9%
Oil, Gas & Consumable Fuels	12,789	6.4%
Media	11,248	5.6%
Metals & Mining	10,985	5.5%
Professional Services	8,806	4.4%
Pharmaceuticals	8,525	4.3%
Food & Staples Retailing	7,732	3.9%
Machinery	7,009	3.5%
Food Products	5,785	2.9%
Auto Components	5,680	2.8%
Trading Companies & Distributors	4,897	2.5%
Energy Equipment & Services	4,168	2.1%
Software	4,085	2.0%
Electrical Equipment	4,002	2.0%
Communications Equipment	3,814	1.9%
Electronic Equipment, Instruments & Components	3,523	1.8%
Hotels, Restaurants & Leisure	3,470	1.7%
Diversified Financial Services	3,419	1.7%
Diversified Telecommunication Services	3,394	1.7%
Health Care Providers & Services	3,284	1.6%
Industrial Conglomerates	2,858	1.4%
Capital Markets	2,846	1.4%
Air Freight & Logistics	2,367	1.2%
Semiconductors & Semiconductor Equipment	2,129	1.1%
Construction Materials	1,968	1.0%
Textiles, Apparel & Luxury Goods	1,815	0.9%
Beverages	1,697	0.9%
Health Care Equipment & Supplies	1,639	0.8%
Office Electronics	1,433	0.7%
Real Estate Management & Development	868	0.4%
Short-Term Investments and Other Assets-Net	6,472	3.2%
	$200,026	100.0%

MAY 31, 2011

Schedule of Investments Intrinsic Value Fund
(Unaudited)

	Number of Shares	Value† ($000's)
Common Stocks (96.6%)

Aerospace & Defense (5.0%)
Aerovironment Inc. *	52,500	1,585
Ceradyne, Inc. *	39,255	1,757
Teledyne Technologies *	35,852	1,760
Textron Inc.	104,539	2,392
		7,494

Beverages (1.8%)
Constellation Brands Class A *	120,036	2,636
Chemicals (2.4%)
Chemtura Corp. *	114,700	2,185
Cytec Industries	25,300	1,422
		3,607

Commercial Banks (5.3%)
Huntington Bancshares	206,200	1,361
Sterling Bancshares	201,600	1,712
TCF Financial	106,900	1,609
Texas Capital Bancshares *	62,900	1,574
Umpqua Holdings	135,300	1,621
		7,877

Commercial Services & Supplies (2.9%)
Avery Dennison	62,536	2,648
Covanta Holding	100,500	1,705
		4,353

Communications Equipment (10.3%)
Arris Group *	180,269	2,035
Brocade Communications *	437,859	2,921
Ciena Corp. *	71,183	1,904
Comverse Technology *	130,058	966
Infinera Corp. *	188,000	1,335
Powerwave Technologies *	407,400	1,540
SeaChange International *	134,926	1,519
Sierra Wireless *	102,974	1,261
Tekelec *	222,932	2,029
		15,510

Computers & Peripherals (2.3%)
Diebold, Inc.	57,292	1,893
Intermec Inc. *	124,900	1,509
		3,402

Construction & Engineering (1.6%)
KBR, Inc.	64,500	2,407

Containers & Packaging (4.0%)
Crown Holdings *	86,600	3,517
Sealed Air	94,258	2,420
		5,937

Diversified Consumer Services (0.5%)
Corinthian Colleges *	183,626	709

Electrical Equipment (1.2%)
Hubbell Inc., Class B	28,003	1,853

Electronic Equipment, Instruments & Components (2.8%)
CTS Corp.	106,755	1,093
Itron, Inc. *	21,820	1,118
LeCroy Corp. *	64,800	839
Mercury Computer Systems *	60,860	1,164
		4,214

Energy Equipment & Services (5.5%)
Dresser-Rand Group *	42,820	2,252
Global Industries *	244,403	1,532
ION Geophysical *	172,917	1,745
TETRA Technologies *	194,743	2,656
		8,185

Health Care Equipment & Supplies (0.5%)
Symmetry Medical *	81,400	832

Health Care Providers & Services (0.9%)
Chemed Corp.	19,025	1,285

Hotels, Restaurants & Leisure (2.4%)
Scientific Games Class A *	215,414	2,124
Wendy's/Arby`s Group Class A	287,100	1,444
		3,568

Independent Power Producers & Energy Traders (1.5%)
GenOn Energy *	416,000	1,660
Ormat Technologies	27,056	595
		2,255

Internet Software & Services (2.4%)
Digital River *	56,863	1,851
Keynote Systems	81,796	1,736
		3,587

IT Services (7.7%)
Acxiom Corp. *	56,200	773
Broadridge Financial Solutions	91,449	2,093
Convergys Corp. *	104,700	1,338
CoreLogic, Inc. *	141,911	2,570
DST Systems	46,689	2,347
Lender Processing Services	92,600	2,461
		11,582

Life Science Tools & Services (3.0%)
Affymetrix, Inc. *	197,700	1,204
Cambrex Corp. *	282,938	1,384
Charles River Laboratories International *	48,871	1,890
		4,478

Machinery (6.5%)
ESCO Technologies	45,085	1,694
Manitowoc Co.	103,700	1,869
Navistar International *	43,785	2,884
Pall Corp.	38,390	2,154
Twin Disc	34,300	1,144
		9,745

Marine (1.6%)
Danaos Corp. *	242,971	1,567
Seaspan Corp.	47,950	833
		2,400

Oil, Gas & Consumable Fuels (1.4%)
Southern Union	67,227	2,039

Professional Services (1.1%)
FTI Consulting *	42,200	1,611

Road & Rail (1.5%)
Ryder System	42,404	2,332

Semiconductors & Semiconductor Equipment (6.9%)
Alliance Semiconductor	86,370	27
FormFactor Inc. *	73,000	723
Ikanos Communications *	175,666	269
Intersil Corp. Class A	133,513	1,916
MEMC Electronic Materials*	172,959	1,820
Spansion, Inc. Class A *	41,700	835
Standard Microsystems *	48,600	1,303
Ultratech, Inc. *	66,594	2,116
Zoran Corp. *	156,362	1,287
		10,296

Software (5.5%)
Accelrys Inc. *	160,863	1,163
Cadence Design Systems *	193,107	2,064
Fair Isaac	61,549	1,800
Verint Systems *	96,605	3,279
		8,306

Specialty Retail (6.5%)
Advance Auto Parts	37,296	2,316
Chico's FAS	93,000	1,402
OfficeMax Inc. *	253,165	2,117
PEP Boys-Manny, Moe & Jack	76,901	1,092
RadioShack Corp.	134,200	2,115
Talbots, Inc. *	149,000	711
		9,753

Textiles, Apparel & Luxury Goods (0.7%)
Carter's, Inc. *	32,300	1,023

Thrifts & Mortgage Finance (0.9%)
First Niagara Financial Group	99,800	1,417

Total Common Stocks
(Cost $120,242)		144,693

Rights (0.0%)

Biotechnology (0.0%)
Pharmacopeia Drug Discovery CVR *^^ (Cost $0)	136,250	0

Short-Term Investments (3.5%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $5,310)	5,309,617	5,310

Total Investments## (100.1%)
(Cost $125,552)		150,003

Liabilities, less cash, receivables and other assets [(0.1%)]		(189)

Total Net Assets (100.0%)		$149,814

See Notes to Schedule of Investments

MAY 31, 2011

Schedule of Investments Large Cap Disciplined Growth Fund
(Unaudited)

	Number of Shares	Value† ($000's)
Common Stocks (97.0%)

Aerospace & Defense (7.1%)
Boeing Co.	186,785	14,575
Precision Castparts	88,822	13,954
Raytheon Co.	134,440	6,773
Rockwell Collins	106,414	6,505
United Technologies	79,595	6,986
		48,793

Auto Components (0.5%)
BorgWarner, Inc. *	48,119	3,489

Beverages (3.7%)
Coca-Cola	276,814	18,494
PepsiCo, Inc.	96,584	6,869
		25,363

Chemicals (2.6%)
Monsanto Co.	122,254	8,685
Potash Corp. of Saskatchewan	165,312	9,357
		18,042

Commercial Banks (1.0%)
Comerica Inc.	195,753	7,069

Communications Equipment (1.3%)
Juniper Networks *	247,235	9,051

Computers & Peripherals (10.7%)
Apple, Inc. *	131,077	45,593
EMC Corp. *	437,728	12,462
Hewlett-Packard	213,345	7,975
SanDisk Corp. *	165,916	7,884
		73,914

Diversified Financial Services (1.8%)
CME Group	20,437	5,840
J.P. Morgan Chase	159,793	6,909
		12,749

Electric Utilities (1.0%)
American Electric Power	172,556	6,592

Electrical Equipment (1.1%)
Rockwell Automation	89,598	7,446

Energy Equipment & Services (3.8%)
Baker Hughes	110,640	8,180
Cameron International *	6,869	327
National Oilwell Varco	86,925	6,309
Schlumberger Ltd.	135,906	11,650
		26,466

Food Products (1.4%)
Mead Johnson Nutrition	147,117	9,973

Health Care Equipment & Supplies (2.8%)
Covidien PLC	139,529	7,674
Stryker Corp.	182,732	11,403
		19,077

Health Care Providers & Services (3.5%)
Express Scripts *	185,060	11,022
UnitedHealth Group	269,140	13,175
		24,197

Hotels, Restaurants & Leisure (5.5%)
McDonald's Corp.	123,833	10,097
Starbucks Corp.	253,617	9,331
Starwood Hotels & Resorts Worldwide	129,956	7,925
Yum! Brands	189,372	10,476
		37,829

Household Products (2.5%)
Procter & Gamble	262,413	17,582

Industrial Conglomerates (0.9%)
3M Co.	66,659	6,291

Internet & Catalog Retail (5.5%)
Amazon.com *	93,047	18,302
Netflix Inc. *	71,748	19,429
		37,731

Internet Software & Services (5.0%)
Google Inc. Class A *	37,253	19,707
SINA Corp. *	122,971	14,608
		34,315

IT Services (1.4%)
Cognizant Technology Solutions Class A *	128,145	9,744

Life Science Tools & Services (3.7%)
Illumina, Inc. *	194,546	14,023
Waters Corp. *	121,074	11,933
		25,956

Machinery (3.5%)
Caterpillar Inc.	76,491	8,093
Cummins Inc.	31,907	3,358
Danaher Corp.	123,747	6,748
Flowserve Corp.	48,680	5,901
		24,100

Media (1.0%)
Time Warner	193,942	7,065

Metals & Mining (3.6%)
Allegheny Technologies	163,501	10,955
Freeport-McMoRan Copper & Gold	266,810	13,778
		24,733

Multiline Retail (0.8%)
Nordstrom, Inc.	116,935	5,476

Oil, Gas & Consumable Fuels (5.6%)
BG Group PLC ADR	55,449	6,444
Canadian Natural Resources	265,690	11,587
Devon Energy	74,852	6,293
EOG Resources	88,994	9,713
Range Resources	85,114	4,759
		38,796

Pharmaceuticals (2.2%)
Allergan, Inc.	102,161	8,452
Johnson & Johnson	104,775	7,050
		15,502

Semiconductors & Semiconductor Equipment (2.1%)
First Solar *	38,371	4,768
Intel Corp.	429,018	9,657
		14,425

Software (9.0%)
Check Point Software Technologies *	170,987	9,391
Citrix Systems *	254,910	22,335
Oracle Corp.	664,181	22,728
Salesforce.com, Inc. *	53,293	8,114
		62,568

Textiles, Apparel & Luxury Goods (2.4%)
Coach, Inc.	117,970	7,510
V.F. Corp.	88,564	8,827
		16,337

Total Common Stocks
(Cost $569,790)		670,671

Short-Term Investments (2.7%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $18,704)	18,704,478	18,704

Total Investments## (99.7%)
(Cost $588,494)		689,375

Cash, receivables and other assets, less liabilities (0.3%)		2,359

Total Net Assets (100.0%)		$691,734

See Notes to Schedule of Investments

MAY 31, 2011

Schedule of Investments Large Cap Value Fund
(Unaudited)

	Number of Shares	Value† ($000's)
Common Stocks (89.6%)

Aerospace & Defense (2.8%)
Boeing Co.	320	25
Lockheed Martin	279	22
		47

Beverages (2.1%)
Dr. Pepper Snapple Group	452	18
PepsiCo, Inc.	237	17
		35

Biotechnology (0.8%)
Amgen Inc. *	230	14

Capital Markets (1.5%)
State Street	542	25

Commercial Banks (3.4%)
Bank of Hawaii	132	6
PNC Financial Services Group	380	24
Wells Fargo	936	27
		57

Commercial Services & Supplies (1.0%)
Republic Services	536	17

Computers & Peripherals (1.8%)
Dell Inc. *	1,065	17
Hewlett-Packard	347	13
		30

Diversified Financial Services (6.0%)
Bank of America	1,238	14
Citigroup Inc.	482	20
J.P. Morgan Chase	1,550	67
		101

Diversified Telecommunication Services (4.1%)
AT&T Inc.	1,293	41
Verizon Communications	775	28
		69

Electric Utilities (5.1%)
Duke Energy	1,271	24
NextEra Energy	475	27
Southern Co.	850	34
		85

Food & Staples Retailing (3.4%)
Kroger Co.	1,436	36
Wal-Mart Stores	385	21
		57

Food Products (1.4%)
General Mills	591	23

Health Care Equipment & Supplies (2.6%)
Covidien PLC	311	17
Medtronic, Inc.	215	9
Zimmer Holdings *	248	17
		43

Health Care Providers & Services (3.0%)
Aetna Inc.	398	17
HCA Holdings *	976	34
		51

Hotels, Restaurants & Leisure (1.5%)
Darden Restaurants	332	17
MGM China Holdings *	4,400	8
		25

Household Products (5.0%)
Colgate-Palmolive	183	16
Kimberly-Clark	375	26
Procter & Gamble	612	41
		83

Industrial Conglomerates (1.7%)
3M Co.	88	8
General Electric	1,038	21
		29

Insurance (5.4%)
Berkshire Hathaway Class B *	255	20
MetLife, Inc.	657	29
Reinsurance Group of America	352	22
Travelers Cos.	318	20
		91

IT Services (0.7%)
IBM	66	11

Machinery (2.0%)
Eaton Corp.	248	13
Ingersoll-Rand PLC	395	20
		33

Media (3.1%)
Comcast Corp. Class A Special	1,017	24
Time Warner	768	28
		52

Metals & Mining (1.9%)
Freeport-McMoRan Copper & Gold	286	15
Newmont Mining	300	17
		32

Multi-Utilities (3.0%)
Dominion Resources	388	19
Public Service Enterprise Group	609	20
Sempra Energy	203	11
		50

Multiline Retail (1.3%)
Kohl's Corp.	421	22

Oil, Gas & Consumable Fuels (11.3%)
Apache Corp.	99	12
Cabot Oil & Gas	207	12
Chevron Corp.	277	29
CONSOL Energy	233	12
Denbury Resources *	1,289	28
Exxon Mobil	455	38
Occidental Petroleum	228	25
Range Resources	587	33
		189

Pharmaceuticals (8.1%)
Abbott Laboratories	265	14
Bristol-Myers Squibb	236	7
Eli Lilly	352	13
Johnson & Johnson	692	47
Pfizer Inc.	2,566	55
		136

Road & Rail (1.3%)
Norfolk Southern	298	22

Semiconductors & Semiconductor Equipment (0.8%)
Micron Technology *	1,231	13

Software (2.0%)
Microsoft Corp.	683	17
Symantec Corp. *	871	17
		34

Specialty Retail (0.8%)
Chico's FAS	831	13

Tobacco (0.7%)
Philip Morris International	156	11

Total Common Stocks
(Cost $1,360)		1,500

Equity Funds (1.0%)
UltraShort S&P500 ProShares * (Cost $17)	824	17

Short-Term Investments (11.1%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $185)	185,485	185

Total Investments## (101.7%) (Cost $1,562)		1,702

Liabilities, less cash, receivables and other assets [(1.7%)]		(29)
Total Net Assets (100.0%)		$1,673

See Notes to Schedule of Investments

MAY 31, 2011

Schedule of Investments Mid Cap Growth Fund
(Unaudited)

	Number of Shares	Value† ($000's)
Common Stocks (96.6%)

Aerospace & Defense (2.5%)
BE Aerospace *	122,500	4,584
HEICO Corp.	87,500	4,811
Precision Castparts	42,000	6,598
		15,993

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide	82,500	6,618

Auto Components (1.8%)
BorgWarner, Inc. *	75,000	5,438
Gentex Corp.	195,000	5,723
		11,161

Biotechnology (1.4%)
Alexion Pharmaceuticals *	190,000	9,010

Capital Markets (1.7%)
Affiliated Managers Group *	62,500	6,608
Stifel Financial *	100,000	4,027
		10,635

Chemicals (1.6%)
Airgas, Inc.	95,000	6,562
Sigma-Aldrich	47,000	3,304
		9,866

Commercial Services & Supplies (1.8%)
Stericycle, Inc. *	131,000	11,671

Communications Equipment (1.4%)
Acme Packet *	65,000	4,920
Juniper Networks *	110,000	4,027
		8,947

Computers & Peripherals (0.9%)
NetApp, Inc. *	98,000	5,368

Diversified Financial Services (2.0%)
IntercontinentalExchange Inc. *	52,500	6,334
MSCI Inc. Class A *	162,500	6,138
		12,472

Electrical Equipment (4.2%)
AMETEK, Inc.	165,000	7,176
Polypore International *	67,500	4,425
Roper Industries	80,000	6,677
Sensata Technologies Holding *	223,200	8,098
		26,376

Electronic Equipment, Instruments & Components (3.9%)
Amphenol Corp. Class A	98,000	5,298
National Instruments	247,500	7,227
Trimble Navigation *	195,000	8,519
Universal Display *	80,000	3,818
		24,862

Energy Equipment & Services (4.8%)
CARBO Ceramics	75,000	11,270
Complete Production Services *	155,000	5,144
Core Laboratories N.V.	74,600	7,661
Oil States International *	80,000	6,324
		30,399

Food & Staples Retailing (0.7%)
Whole Foods Market	67,500	4,128

Food Products (1.2%)
Mead Johnson Nutrition	111,000	7,525

Health Care Equipment & Supplies (3.6%)
Edwards Lifesciences *	96,690	8,579
Intuitive Surgical *	13,000	4,537
NxStage Medical *	195,500	3,677
Volcano Corp. *	180,000	5,658
		22,451

Health Care Providers & Services (3.0%)
Catalyst Health Solutions *	80,000	4,882
Express Scripts *	115,000	6,849
HMS Holdings *	94,500	7,377
		19,108

Health Care Technology (2.0%)
Cerner Corp. *	68,500	8,227
Quality Systems	50,000	4,304
		12,531

Hotels, Restaurants & Leisure (2.1%)
Arcos Dorados Holdings Class A *	59,200	1,347
Chipotle Mexican Grill *	12,500	3,613
Hyatt Hotels Class A *	120,000	5,350
Royal Caribbean Cruises *	80,000	3,120
		13,430

Household Products (0.9%)
Church & Dwight	68,500	5,761

Internet Software & Services (1.1%)
Rackspace Hosting *	88,000	3,872
WebMD Health *	65,000	3,099
		6,971

IT Services (3.2%)
Cognizant Technology Solutions Class A *	120,000	9,125
Sapient Corp. *	210,000	3,085
VeriFone Systems *	170,000	8,182
		20,392

Life Science Tools & Services (1.3%)
Illumina, Inc. *	67,500	4,865
Waters Corp. *	35,000	3,450
		8,315

Machinery (4.7%)
Cummins Inc.	62,000	6,525
Danaher Corp.	136,000	7,416
Donaldson Co.	105,000	6,270
Flowserve Corp.	34,500	4,182
Pall Corp.	91,500	5,133
		29,526

Media (2.3%)
Discovery Communications Class A *	114,500	4,988
Focus Media Holding ADR *	135,000	4,219
Scripps Networks Interactive Class A	105,000	5,295
		14,502

Metals & Mining (0.7%)
Cliffs Natural Resources	47,500	4,308

Multiline Retail (2.3%)
Dollar Tree *	140,000	8,923
Nordstrom, Inc.	122,500	5,737
		14,660

Oil, Gas & Consumable Fuels (3.2%)
Cabot Oil & Gas	62,500	3,672
Concho Resources *	100,000	9,461
Whiting Petroleum *	110,000	7,381
		20,514

Pharmaceuticals (3.4%)
Medicis Pharmaceutical Class A	100,000	3,747
Perrigo Co.	80,000	6,845
Salix Pharmaceuticals *	93,500	3,743
Watson Pharmaceuticals *	112,500	7,239
		21,574

Professional Services (0.9%)
Verisk Analytics Class A *	170,000	5,789

Real Estate Management & Development (1.2%)
Jones Lang LaSalle	80,000	7,772

Road & Rail (1.1%)
J.B. Hunt Transport Services	145,000	6,648

Semiconductors & Semiconductor Equipment (3.3%)
Avago Technologies	242,000	8,177
Cavium Networks *	70,000	3,114
Microchip Technology	169,500	6,700
NXP Semiconductors *	111,000	3,167
		21,158

Software (11.9%)
ANSYS, Inc. *	137,000	7,860
Ariba, Inc. *	90,000	3,019
BMC Software *	60,500	3,378
Check Point Software Technologies *	105,000	5,767
Citrix Systems *	90,000	7,886
Informatica Corp. *	190,000	11,145
MICROS Systems *	104,000	5,310
QLIK Technologies *	170,000	5,659
RealD Inc. *	70,000	1,911
Red Hat *	65,000	2,834
Rovi Corp. *	170,000	9,853
Salesforce.com, Inc. *	40,000	6,090
Solera Holdings	71,500	4,225
		74,937

Specialty Retail (5.6%)
Bed Bath & Beyond *	119,000	6,413
Dick's Sporting Goods *	155,000	6,159
O'Reilly Automotive *	100,000	6,011
Ross Stores	105,000	8,606
Tractor Supply	52,500	3,316
Williams-Sonoma	127,000	4,972
		35,477

Textiles, Apparel & Luxury Goods (1.7%)
Coach, Inc.	90,000	5,729
Phillips-Van Heusen	72,500	4,783
		10,512

Trading Companies & Distributors (2.8%)
Fastenal Co.	270,000	8,959
MSC Industrial Direct Class A	65,500	4,553
WESCO International *	77,500	4,309
		17,821

Wireless Telecommunication Services (3.4%)
American Tower Class A *	95,000	5,271
NII Holdings *	170,000	7,422
SBA Communications Class A *	216,500	8,506
		21,199
Total Common Stocks (Cost $382,988)		610,387

Short-Term Investments (3.4%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $21,515)	21,515,360	21,515

Total Investments## (100.0%) (Cost $404,503)		631,902

Liabilities, less cash, receivables and other assets (0.0%)		(103)
Total Net Assets (100.0%)		$631,799

See Notes to Schedule of Investments

MAY 31, 2011

Schedule of Investments Multi-Cap Opportunities Fund
(Unaudited)

	Number of Shares	Value† ($000's)
Common Stocks (96.6%)

Aerospace & Defense (2.9%)
Boeing Co.	24,500	1,912

Beverages (2.0%)
PepsiCo, Inc.	18,000	1,280

Capital Markets (7.6%)
Charles Schwab	105,000	1,891
Goldman Sachs Group	14,000	1,970
Morgan Stanley	45,000	1,087
		4,948

Chemicals (2.5%)
Ecolab Inc.	30,000	1,646

Commercial Services & Supplies (2.8%)
Covanta Holding	110,000	1,867

Communications Equipment (2.6%)
Cisco Systems	100,000	1,680

Computers & Peripherals (3.4%)
Hewlett-Packard	60,000	2,243

Diversified Financial Services (2.9%)
J.P. Morgan Chase	44,000	1,902

Electrical Equipment (2.5%)
ABB Ltd. ADR*	60,000	1,614

Energy Equipment & Services (4.2%)
McDermott International *	55,000	1,167
Schlumberger Ltd.	18,500	1,586
		2,753

Food Products (4.7%)
ConAgra Foods	75,000	1,907
Kraft Foods	33,000	1,154
		3,061

Gas Utilities (2.1%)
National Fuel Gas	19,500	1,405

Health Care Providers & Services (6.3%)
HCA Holdings *	78,000	2,722
Henry Schein *	20,000	1,436
		4,158

Hotels, Restaurants & Leisure (6.5%)
Darden Restaurants	36,000	1,823
Great Wolf Resorts *	270,000	805
McDonald's Corp.	20,000	1,631
		4,259

Industrial Conglomerates (3.0%)
3M Co.	21,000	1,982

Insurance (3.0%)
MetLife, Inc.	45,000	1,984

Internet Software & Services (1.4%)
eBay Inc. *	30,000	935

Leisure Equipment & Products (2.9%)
Mattel Inc.	71,000	1,874

Life Science Tools & Services (2.8%)
Thermo Fisher Scientific *	28,000	1,833

Media (5.0%)
News Corp. Class A	90,000	1,650
Omnicom Group	35,000	1,637
		3,287

Office Electronics (3.1%)
Xerox Corp.	200,000	2,042

Oil, Gas & Consumable Fuels (6.0%)
Cenovus Energy	51,000	1,892
Range Resources	36,000	2,013
		3,905

Pharmaceuticals (2.9%)
Pfizer Inc.	88,000	1,888

Professional Services (2.0%)
Nielsen Holdings *	41,000	1,291

Software (5.7%)
Activision Blizzard	180,000	2,158
Microsoft Corp.	62,000	1,551
		3,709

Specialty Retail (2.6%)
Bed Bath & Beyond *	31,000	1,671

Textiles, Apparel & Luxury Goods (3.2%)
Carter's, Inc. *	67,000	2,124

Total Common Stocks
(Cost $57,228)		63,253

Short-Term Investments (3.7%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $2,422)	2,422,031	2,422

Total Investments## (100.3%)
(Cost $59,650)		65,675

Liabilities, less cash, receivables and other assets [(0.3%)]		(189)

Total Net Assets (100.0%)		$65,486

See Notes to Schedule of Investments

MAY 31, 2011

Schedule of Investments Partners Fund
(Unaudited)

	Number of Shares	Value† ($000's)
Common Stocks (95.1%)

Aerospace & Defense (3.5%)
Boeing Co.	772,900	60,310
Textron Inc.	1,404,600	32,137
		92,447

Air Freight & Logistics (0.9%)
FedEx Corp.	263,011	24,628

Auto Components (1.3%)
Lear Corp.	648,330	32,948

Automobiles (0.8%)
General Motors *	681,130	21,667

Beverages (1.1%)
Coca-Cola	437,800	29,249

Biotechnology (1.0%)
Amgen Inc. *	422,500	25,578

Building Products (2.7%)
Masco Corp.	1,264,562	18,020
Owens Corning *	1,381,930	52,790
		70,810

Capital Markets (4.5%)
Goldman Sachs Group	272,600	38,363
Invesco Ltd.	1,937,400	47,795
State Street	709,300	32,465
		118,623

Commercial Banks (4.6%)
Fifth Third Bancorp	2,521,900	32,936
SunTrust Banks	1,000,900	28,155
Wells Fargo	2,106,700	59,767
		120,858

Communications Equipment (0.5%)
Research In Motion *	273,200	11,707

Computers & Peripherals (1.5%)
Hewlett-Packard	1,051,920	39,321

Construction & Engineering (0.8%)
Chicago Bridge & Iron	553,393	21,062

Consumer Finance (2.6%)
American Express	973,700	50,243
Capital One Financial	330,500	17,959
		68,202

Diversified Financial Services (8.8%)
Bank of America	4,979,800	58,513
Citigroup Inc.	922,023	37,941
J.P. Morgan Chase	1,299,500	56,190
Moody's Corp.	1,923,874	76,782
		229,426

Diversified Telecommunication Services (2.4%)
Koninklijke KPN NV ADR	1,160,400	17,128
Telefonica SA ADR	1,834,570	44,635
		61,763

Electric Utilities (0.8%)
DPL Inc.	200,370	6,045
NV Energy	910,574	14,360
		20,405

Electrical Equipment (1.7%)
ABB Ltd. ADR *	1,667,900	44,867

Energy Equipment & Services (5.4%)
Halliburton Co.	822,809	41,264
McDermott International *	1,294,790	27,476
National Oilwell Varco	652,348	47,347
Weatherford International *	1,242,600	24,566
		140,653

Food & Staples Retailing (1.2%)
CVS Caremark	809,900	31,335

Health Care Equipment & Supplies (3.5%)
Covidien PLC	811,600	44,638
Zimmer Holdings *	692,100	46,897
		91,535

Health Care Providers & Services (5.6%)
Aetna Inc.	903,000	39,443
AmerisourceBergen Corp.	166,000	6,843
Medco Health Solutions *	841,300	50,360
WellPoint Inc.	630,900	49,317
		145,963

Household Durables (2.1%)
NVR, Inc. *	34,176	25,495
Whirlpool Corp.	352,041	29,501
		54,996

Household Products (1.1%)
Energizer Holdings *	358,000	27,584

Insurance (3.5%)
Berkshire Hathaway Class B *	741,000	58,591
MetLife, Inc.	712,642	31,427
		90,018

IT Services (2.2%)
Lender Processing Services	1,533,004	40,747
Visa Inc. Class A	196,900	15,961
		56,708

Machinery (2.8%)
Bucyrus International	125,800	11,555
Deere & Co.	105,700	9,098
Ingersoll-Rand PLC	650,274	32,449
Terex Corp. *	656,200	19,456
		72,558

Media (1.5%)
McGraw-Hill Cos.	942,500	40,028

Metals & Mining (2.8%)
Cliffs Natural Resources	116,900	10,603
Freeport-McMoRan Copper & Gold	221,200	11,423
Teck Resources Class B	355,100	18,668
United States Steel	178,400	8,226
Walter Energy	71,100	8,855
Xstrata PLC	683,000	16,107
		73,882

Multi-Utilities (1.6%)
CenterPoint Energy	1,353,791	26,169
National Grid ADR	286,831	14,918
		41,087

Multiline Retail (2.9%)
J.C. Penney	915,847	32,449
Macy's, Inc.	1,522,900	43,981
		76,430

Oil, Gas & Consumable Fuels (8.4%)
Apache Corp.	119,220	14,855
Canadian Natural Resources	928,185	40,478
Cenovus Energy	1,230,757	45,649
El Paso Corp.	819,266	17,245
EOG Resources	309,400	33,768
Kinder Morgan	405,900	11,889
Petroleo Brasileiro ADR	1,046,200	36,230
Southwestern Energy *	431,505	18,887
		219,001

Paper & Forest Products (0.2%)
International Paper	198,900	6,210

Personal Products (1.4%)
Avon Products	1,215,647	36,117

Pharmaceuticals (3.8%)
Pfizer Inc.	1,501,825	32,214
Shire PLC ADR	687,398	65,709
		97,923

Semiconductors & Semiconductor Equipment (0.8%)
Intel Corp.	968,200	21,794

Software (1.5%)
Check Point Software Technologies *	332,573	18,265
Oracle Corp.	576,900	19,741
		38,006

Specialty Retail (3.3%)
Aeropostale, Inc. *	1,021,950	19,315
Best Buy	1,055,328	33,517
Lowe's Cos.	1,373,100	33,146
		85,978

Total Common Stocks
(Cost $1,777,573)		2,481,367

Short-Term Investments (5.1%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $131,595)	131,595,309	131,595

Total Investments## (100.2%)
(Cost $1,909,168)		2,612,962

Liabilities, less cash, receivables and other assets [(0.2%)]		(4,746)

Total Net Assets (100.0%)		$2,608,216

See Notes to Schedule of Investments

MAY 31, 2011

Schedule of Investments Real Estate Fund
(Unaudited)

	Number of Shares	Value† ($000's)

Common Stocks (96.9%)

Apartments (13.8%)
AvalonBay Communities	95,932	12,765
BRE Properties	121,800	6,214
Camden Property Trust	154,800	9,951
Equity Residential	256,050	15,832
Essex Property Trust	47,500	6,536
		51,298

Diversified (4.2%)
American Assets Trust	160,700	3,603
Vornado Realty Trust	124,423	12,241
		15,844

Health Care (10.4%)
HCP, Inc.	357,100	13,548
Health Care REIT	125,640	6,683
Nationwide Health Properties	137,000	6,001
OMEGA Healthcare Investors	142,419	3,032
Ventas, Inc.	168,700	9,515
		38,779

Hotels, Restaurants & Leisure (4.0%)
Marriott International	125,400	4,741
Starwood Hotels & Resorts Worldwide	165,800	10,111
		14,852

Industrial (5.7%)
AMB Property	206,310	7,631
EastGroup Properties	93,000	4,363
ProLogis	570,000	9,439
		21,433

Lodging (5.0%)
Host Hotels & Resorts	582,443	10,239
Pebblebrook Hotel Trust	218,164	4,743
Strategic Hotel & Resorts *	540,400	3,615
		18,597

Mixed (0.9%)
Duke Realty	224,300	3,373

Office (13.1%)
Alexandria Real Estate Equities	84,050	6,937
Boston Properties	205,300	22,244
Hudson Pacific Properties	282,800	4,539
Kilroy Realty	217,012	9,000
SL Green Realty	68,400	6,157
		48,877

Real Estate Management & Development (5.0%)
Brookfield Asset Management Class A	244,677	8,045
Brookfield Office Properties	536,015	10,543
		18,588

Regional Malls (13.9%)
General Growth Properties	416,598	6,866
Macerich Co.	169,400	9,210
Simon Property Group	259,448	30,631
Taubman Centers	83,660	5,067
		51,774

Self Storage (5.6%)
Public Storage	176,600	20,899

Shopping Centers (8.2%)
Developers Diversified Realty	507,710	7,357
Equity One	271,770	5,329
Federal Realty Investment Trust	96,300	8,436
Regency Centers	105,240	4,874
Tanger Factory Outlet Centers	162,600	4,465
		30,461

Specialty (5.7%)
Digital Realty Trust	128,270	8,000
DuPont Fabros Technology	206,984	5,410
Rayonier Inc.	118,100	7,841
		21,251

Timber (1.4%)
Weyerhaeuser Co.	240,900	5,189
Total Common Stocks
(Cost $285,088)		361,215

Rights (0.1%)

Real Estate Management & Development (0.1%)
Brookfield Office Properties*
(Cost $137)	3,275,330	85

Short-Term Investments (2.9%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $10,891)	10,890,862	10,891

Total Investments##
(99.9%)
(Cost $296,116)		372,191

Cash, receivables and other assets, less liabilities (0.1%)		502

Total Net Assets (100.0%)		$372,693

See Notes to Schedule of Investments

MAY 31, 2011

Schedule of Investments Regency Fund
(Unaudited)

	Number of Shares	Value† ($000's)
Common Stocks (94.5%)

Aerospace & Defense (2.1%)
Embraer SA ADR	30,900	998
Spirit Aerosystems Holdings Class A *	51,400	1,125
2,123

Auto Components (1.6%)
Lear Corp.	32,000	1,626

Automobiles (0.7%)
Harley-Davidson	19,600	728

Beverages (1.0%)
Dr. Pepper Snapple Group	25,400	1,046

Building Products (3.1%)
Masco Corp.	70,300	1,002
Owens Corning *	55,500	2,120
	3,122

Capital Markets (1.8%)
Invesco Ltd.	74,700	1,843

Commercial Banks (7.6%)
Comerica Inc.	6,000	217
Fifth Third Bancorp	125,800	1,643
First Horizon National	59,320	623
Huntington Bancshares	70,500	465
KeyCorp	32,700	277
Regions Financial	164,500	1,161
SunTrust Banks	51,900	1,460
Synovus Financial	210,000	500
Zions Bancorp	60,700	1,447
	7,793

Construction & Engineering (1.3%)
Chicago Bridge & Iron	34,000	1,294

Containers & Packaging (1.0%)
Temple-Inland	43,900	1,042

Diversified Financial Services (2.9%)
Moody's Corp.	74,400	2,969

Electric Utilities (2.9%)
DPL Inc.	43,700	1,319
NV Energy	102,800	1,621
	2,940

Electrical Equipment (0.7%)
General Cable *	17,400	726

Electronic Equipment, Instruments & Components (3.4%)
Anixter International	20,000	1,354
Avnet, Inc. *	58,100	2,103
	3,457

Energy Equipment & Services (4.8%)
Complete Production Services *	38,000	1,261
McDermott International *	54,800	1,163
National Oilwell Varco	16,300	1,183
Noble Corp.	10,500	440
Oceaneering International *	10,800	880
	4,927

Food Products (0.3%)
J. M. Smucker	3,300	262

Gas Utilities (0.9%)
Questar Corp.	53,100	920

Health Care Providers & Services (7.6%)
Aetna Inc.	26,000	1,136
AmerisourceBergen Corp.	38,400	1,583
CIGNA Corp.	33,600	1,676
Coventry Health Care *	48,200	1,696
MEDNAX, Inc. *	22,000	1,653
	7,744

Household Durables (3.1%)
KB HOME	74,900	920
NVR, Inc. *	1,400	1,044
Whirlpool Corp.	14,600	1,224
	3,188

Household Products (1.2%)
Energizer Holdings *	16,000	1,233

Insurance (8.0%)
Assurant, Inc.	39,900	1,476
Lincoln National	60,100	1,764
PartnerRe Ltd.	12,700	950
Principal Financial Group	53,600	1,676
StanCorp Financial Group	22,700	980
W.R. Berkley	40,800	1,351
	8,197

IT Services (1.6%)
Lender Processing Services	62,400	1,659

Machinery (4.9%)
AGCO Corp. *	19,700	1,018
Ingersoll-Rand PLC	30,200	1,507
Terex Corp. *	30,000	889
WABCO Holdings *	23,000	1,577
	4,991

Media (2.3%)
Cablevision Systems Class A	12,100	430
McGraw-Hill Cos.	44,100	1,873
	2,303

Metals & Mining (3.2%)
Cliffs Natural Resources	13,500	1,224
Teck Resources Class B	28,200	1,483
United States Steel	11,300	521
	3,228

Multi-Utilities (5.2%)
Alliant Energy	35,500	1,460
CenterPoint Energy	76,100	1,471
CMS Energy	66,300	1,322
DTE Energy	9,600	495
OGE Energy	10,900	557
	5,305

Multiline Retail (3.1%)
J.C. Penney	37,800	1,339
Macy's, Inc.	62,000	1,791
	3,130

Oil, Gas & Consumable Fuels (7.6%)
Denbury Resources *	76,200	1,673
Newfield Exploration *	18,400	1,373
Noble Energy	13,800	1,286
Ship Finance International	21,337	413
Southwestern Energy *	16,500	722
Whiting Petroleum *	22,700	1,517
World Fuel Services	21,800	797
	7,781

Pharmaceuticals (1.7%)
Shire PLC ADR	17,800	1,701

Real Estate Investment Trusts (4.2%)
Alexandria Real Estate Equities	6,200	512
Annaly Capital Management	41,900	760
Boston Properties	8,300	899
Macerich Co.	18,288	994
Vornado Realty Trust	11,095	1,092
	4,257

Semiconductors & Semiconductor Equipment (1.2%)
Lam Research *	13,600	639
ON Semiconductor *	51,600	579
	1,218

Specialty Retail (3.4%)
Aeropostale, Inc. *	46,000	869
Chico's FAS	75,200	1,134
Limited Brands	35,800	1,431
	3,434

Thrifts & Mortgage Finance (0.1%)
BankUnited	3,100	91

Total Common Stocks
(Cost $71,334)		96,278

Short-Term Investments (3.3%)
State Street Institutional Liquid Reserve Fund Institutional Class (Cost $3,361)	3,361,177	3,361

Total Investments##
(97.8%)
(Cost $74,695)		99,639

Cash, receivables and other assets, less liabilities (2.2%)		2,250

Total Net Assets (100.0%)		$101,889

See Notes to Schedule of Investments

MAY 31, 2011

Schedule of Investments Select Equities Fund
(Unaudited)

	Number of Shares	Value† ($000's)
Common Stocks (72.6%)

Aerospace & Defense (4.1%)
Boeing Co.	41,661	3,251

Air Freight & Logistics (5.8%)
United Parcel Service Class B	62,589	4,600

Auto Components (4.0%)
BorgWarner, Inc. *	43,376	3,145

Capital Markets (11.4%)
BlackRock, Inc.	19,238	3,954
Goldman Sachs Group	20,675	2,910
Morgan Stanley	92,742	2,241
		9,105
Chemicals (2.5%)
Monsanto Co.	28,357	2,014

Electric Utilities (4.5%)
NextEra Energy	62,248	3,607

Industrial Gases (4.0%)
Praxair, Inc.	29,861	3,161

Internet Software & Services (3.3%)
eBay Inc. *	84,962	2,648

IT Services (4.1%)
IBM	19,292	3,259

Machinery (2.4%)
Caterpillar Inc.	17,955	1,900

Media (4.3%)
Discovery Communications Class C *	87,637	3,403

Metals & Mining (3.2%)
BHP Billiton ADR	31,893	2,532

Oil, Gas & Consumable Fuels (8.8%)
El Paso Corp.	114,275	2,406
EOG Resources	20,755	2,265
Suncor Energy	54,713	2,292
		6,963

Professional Services (3.9%)
Nielsen Holdings *	99,200	3,124

Wireless Telecommunication Services (6.3%)
American Tower Class A *	90,016	4,994

Total Common Stocks
(Cost $48,837)		57,706

Short-Term Investments (24.6%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $19,604)	19,603,905	19,604

Total Investments## (97.2%)
(Cost $68,441)		77,310

Cash, receivables and other assets, less liabilities (2.8%)		2,204

Total Net Assets (100.0%)		$79,514

See Notes to Schedule of Investments

MAY 31, 2011

Schedule of Investments Small Cap Growth Fund
(Unaudited)

	Number of	Value†
	Shares	($000's)
Common Stocks (99.2%)

Aerospace & Defense (3.2%)
HEICO Corp.	136,895	7,526

Air Freight & Logistics (2.0%)
Hub Group Class A *	124,300	4,743

Capital Markets (1.4%)
HFF Inc. Class A *	204,900	3,346

Commercial Banks (1.1%)
Texas Capital Bancshares *	100,200	2,508

Commercial Services & Supplies (1.0%)
Interface, Inc. Class A	122,900	2,366

Communications Equipment (2.6%)
Acme Packet *	24,600	1,862
Aruba Networks *	69,500	1,975
Riverbed Technology *	60,000	2,275
		6,112

Consumer Finance (1.7%)
First Cash Financial Services *	94,756	3,956

Diversified Consumer Services (1.4%)
Steiner Leisure *	65,800	3,290

Diversified Financial Services (1.1%)
Portfolio Recovery Associates *	29,500	2,555

Electrical Equipment (1.6%)
Polypore International *	58,300	3,822

Electronic Equipment, Instruments & Components (1.3%)
DTS, Inc. *	65,500	3,018

Energy Equipment & Services (2.7%)
CARBO Ceramics	24,100	3,621
Superior Energy Services *	73,300	2,747
		6,368

Food & Staples Retailing (2.1%)
Fresh Market *	60,700	2,443
PriceSmart, Inc.	53,000	2,472
		4,915

Food Products (2.0%)
Diamond Foods	33,600	2,501
TreeHouse Foods *	37,200	2,266
		4,767

Health Care Equipment & Supplies (7.7%)
Cyberonics, Inc. *	72,000	2,351
Neogen Corporation *	68,100	3,054
Sirona Dental Systems *	63,300	3,422
Volcano Corp. *	151,800	4,771
Zoll Medical *	70,600	4,293
		17,891

Health Care Providers & Services (6.5%)
Accretive Health *	110,200	2,682
Air Methods *	36,200	2,210
HMS Holdings *	30,700	2,397
IPC The Hospitalist *	76,200	3,870
U.S. Physical Therapy	155,300	3,997
		15,156

Health Care Technology (3.3%)
Computer Programs and Systems	48,800	3,062
SXC Health Solutions *	78,800	4,645
		7,707

Hotels, Restaurants & Leisure (4.4%)
Gaylord Entertainment *	70,200	2,264
Orient-Express Hotels Class A *	243,553	2,847
Panera Bread Class A *	19,500	2,438
Peet's Coffee & Tea *	55,517	2,825
		10,374

Internet & Catalog Retail (1.7%)
Shutterfly, Inc. *	64,500	3,910

Internet Software & Services (5.6%)
Keynote Systems	243,600	5,172
LivePerson, Inc. *	327,100	3,879
Rackspace Hosting *	40,400	1,778
Web.com Group *	179,055	2,136
		12,965

IT Services (2.2%)
ServiceSource International *	124,000	2,412
Wright Express *	52,000	2,806
		5,218

Machinery (3.3%)
Actuant Corp. Class A	85,200	2,142
Altra Holdings *	117,700	3,101
Gorman-Rupp	53,864	2,365
		7,608

Media (1.7%)
MDC Partners Class A	218,267	4,009

Metals & Mining (3.4%)
Globe Specialty Metals	202,000	4,577
Worthington Industries	156,700	3,421
		7,998

Oil, Gas & Consumable Fuels (4.5%)
Brigham Exploration *	82,600	2,572
Magnum Hunter Resources *	558,000	3,979
Rosetta Resources *	79,400	3,902
		10,453

Pharmaceuticals (2.7%)
Impax Laboratories *	103,800	2,787
Medicis Pharmaceutical Class A	94,200	3,530
		6,317

Road & Rail (2.5%)
Old Dominion Freight Line *	155,147	5,792

Semiconductors & Semiconductor Equipment (2.6%)
Cavium Networks *	68,700	3,056
Hittite Microwave *	47,900	3,038
		6,094

Software (11.3%)
Fortinet Inc. *	56,500	2,740
Kenexa Corp. *	156,500	4,949
SS&C Technologies Holdings *	116,522	2,278
Taleo Corp. Class A *	102,900	3,841
TIBCO Software *	149,000	4,185
Ultimate Software Group *	150,200	8,468
		26,461

Specialty Retail (6.2%)
Hibbett Sports *	61,600	2,565
Sally Beauty Holdings *	181,200	3,037
Tractor Supply	76,700	4,844
Vitamin Shoppe *	101,900	4,151
		14,597

Textiles, Apparel & Luxury Goods (2.1%)
Deckers Outdoor *	31,200	2,843
Warnaco Group *	38,500	2,123
		4,966

Trading Companies & Distributors (2.3%)
Kaman Corp.	80,400	2,901
MSC Industrial Direct Class A	36,200	2,516
		5,417

Total Common Stocks
(Cost $180,351)		232,225

Short-Term Investments (0.9%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $2,201)	2,201,476	2,201

Total Investments## (100.1%)
(Cost $182,552)		234,426

Liabilities, less cash, receivables and other assets [(0.1%)]		(347)

Total Net Assets (100.0%)		$234,079

See Notes to Schedule of Investments

MAY 31, 2011

Schedule of Investments Socially Responsive Fund
(Unaudited)

	Number of	Value†
	Shares	($000's)
Common Stocks (96.0%)

Capital Markets (9.3%)
Bank of New York Mellon	1,685,902	47,391
BlackRock, Inc.	242,370	49,822
Charles Schwab	3,702,409	66,680
		163,893

Commercial Services & Supplies (1.9%)
Herman Miller	1,303,425	32,716

Electronic Equipment, Instruments & Components (4.9%)
Anixter International	691,205	46,788
National Instruments	1,358,095	39,656
		86,444

Food & Staples Retailing (2.1%)
Costco Wholesale	450,525	37,159

Food Products (4.5%)
J.M. Smucker	342,300	27,138
McCormick & Company	1,045,350	52,466
		79,604

Health Care Equipment & Supplies (6.2%)
Becton, Dickinson & Co.	624,265	54,654
Covidien PLC	1,009,500	55,523
		110,177

Household Products (4.1%)
Procter & Gamble	1,080,450	72,390

Industrial Conglomerates (2.9%)
3M Co.	540,965	51,056

Industrial Gases (2.0%)
Praxair, Inc.	331,000	35,033

Insurance (3.9%)
Markel Corp. *	16,467	6,812
Progressive Corp.	2,839,315	61,471
		68,283

Internet Software & Services (6.2%)
Google Inc. Class A *	97,850	51,765
Yahoo! Inc. *	3,508,360	58,063
		109,828

IT Services (2.7%)
MasterCard, Inc. Class A	164,375	47,184

Machinery (4.4%)
Danaher Corp.	1,439,435	78,493

Media (4.5%)
Comcast Corp. Class A Special	1,472,125	34,669
Scripps Networks Interactive Class A	907,040	45,742
		80,411

Multiline Retail (3.3%)
Target Corp.	1,168,740	57,888

Oil, Gas & Consumable Fuels (11.8%)
BG Group PLC	2,955,369	68,621
Cimarex Energy	354,404	33,998
Newfield Exploration *	971,775	72,485
Noble Energy	361,390	33,681
		208,785

Pharmaceuticals (8.6%)
Hospira, Inc. *	1,073,150	59,335
Novo Nordisk A/S Class B	269,148	33,836
Roche Holding AG	332,707	58,580
		151,751

Professional Services (1.1%)
ICF International *	751,570	19,330

Road & Rail (1.5%)
Canadian National Railway	348,625	27,290

Semiconductors & Semiconductor Equipment (7.2%)
Altera Corp.	1,086,180	52,234
Texas Instruments	2,136,230	75,409
		127,643

Specialty Chemicals (0.9%)
Novozymes A/S Class B	98,700	16,595

Trading Companies & Distributors (2.0%)
W.W. Grainger	228,975	34,591

Total Common Stocks
(Cost $1,298,631)		1,696,544

Short-Term Investments (3.8%)
State Street Institutional Government Money Market Fund Institutional Class (Cost $66,901)	66,900,669	66,901

	Principal
	Amount
Certificates of Deposit (0.0%)
Carver Federal Savings, 0.35% due 6/27/11	$100,000	100
Self Help Credit Union, 1.00% due 7/29/11	250,000	250
Self Help Credit Union, 1.00% due 8/16/11	250,000	250

Total Certificates of Deposit#
(Cost $600)		600

Total Investments## (99.8%)
(Cost $1,366,132)		1,764,045

Cash, receivables and other assets, less liabilities (0.2%)		3,174

Total Net Assets (100.0%)		$1,767,219

See Notes to Schedule of Investments

May 31, 2011 (Unaudited)

Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by each of Neuberger Berman Emerging Markets Equity Fund (“Emerging Markets Equity”), Neuberger Berman Equity Income Fund (“Equity Income”), Neuberger Berman Focus Fund (“Focus”), Neuberger Berman Genesis Fund (“Genesis”), Neuberger Berman Guardian Fund (“Guardian”), Neuberger Berman International Fund (“International”), Neuberger Berman International Institutional Fund (“International Institutional”), Neuberger Berman International Large Cap Fund (“International Large Cap”), Neuberger Berman Intrinsic Value Fund (“Intrinsic Value”), Neuberger Berman Large Cap Disciplined Growth Fund (“Large Cap Disciplined Growth”), Neuberger Berman Large Cap Value Fund (“Large Cap Value”),  Neuberger Berman Mid Cap Growth Fund (“Mid Cap Growth”), Neuberger Berman Multi-Cap Opportunities Fund (“Multi-Cap Opportunities”), Neuberger Berman Partners Fund (“Partners”), Neuberger Berman Real Estate Fund (“Real Estate”), Neuberger Berman Regency Fund (“Regency”), Neuberger Berman Select Equities Fund (“Select Equities”), Neuberger Berman Small Cap Growth Fund (“Small Cap Growth”), and Neuberger Berman Socially Responsive Fund (“Socially Responsive”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	●	Level 1 – quoted prices in active markets for identical investments
	●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, written option contracts, equity funds and purchased option contracts, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted in active markets (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued by a Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments in convertible bonds is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs).

Other Level 2 inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Certificates of Deposit are valued at amortized cost. Investments in State Street Institutional Government Money Market Fund Institutional Class and State Street Institutional Liquid Reserves Fund Institutional Class are valued using the respective fund’s daily calculated net asset value per share.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Equity Funds’ Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. These fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of May 31, 2011:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3§§	Total

Emerging Markets Equity
Investments:
Common Stocks
Brazil	$9,551	$-	$-	$9,551
Canada	643	-	-	643
Chile	1,406	-	-	1,406
China	1,623	14,811	-	16,434
Colombia	1,064	-	-	1,064
Egypt	534	-	-	534
India	568	9,682	-	10,250
Indonesia	-	3,049	-	3,049
Israel	-	1,022	-	1,022
Korea	2,381	13,634	-	16,015
Luxembourg	817	-	-	817
Malaysia	-	2,878	-	2,878
Mexico	1,091	-	-	1,091
Nigeria	750	-	-	750
Philippines	-	2,188	-	2,188
Russia	5,041	2,121	-	7,162
South Africa	-	5,890	-	5,890
Taiwan, Province Of China	-	6,433	-	6,433
Thailand	786	767	-	1,553
Turkey	-	1,617	-	1,617
United Kingdom	489	4,175	-	4,664
Total Common Stocks	26,744	68,267	-	95,011
Preferred Stocks
Brazil	6,354	-	0	6,354
Short-Term Investments	-	6,022	-	6,022
Total Investments	33,098	74,289	0	107,387
Equity Income

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Investments:
Common Stocks
Air Freight & Logistics	24,546	-	-	24,546
Beverages	22,389	-	-	22,389
Capital Markets	48,669	-	-	48,669
Diversified Financial Services	-	13,345	-	13,345
Diversified Telecommunication Services	23,769	-	-	23,769
Electric Utilities	48,008	-	-	48,008
Food Products	24,038	-	-	24,038
Gas Utilities	19,354	-	-	19,354
Machinery	11,526	-	-	11,526
Media	17,602	-	-	17,602
Metals & Mining	40,797	-	-	40,797
Multi-Utilities	115,822	-	-	115,822
Oil, Gas & Consumable Fuels	196,761	17,033	-	213,794
Pharmaceuticals	45,454	-	-	45,454
Real Estate Investment Trusts	215,597	82,071	-	297,668
Road & Rail	26,465	-	-	26,465
Semiconductors & Semiconductor Equipment	21,504	-	-	21,504
Thrifts & Mortgage Finance	4,173	-	-	4,173
Tobacco	29,848	-	-	29,848
Transportation Infrastructure	-	15,424	-	15,424
Water Utilities	17,897	-	-	17,897
Wireless Telecommunication Services	28,270	9,612	-	37,882
Common Stocks	982,489	137,485	-	1,119,974
Convertible Preferred Stocks	12,133	-	-	12,133
Convertible Bonds	-	150,496	-	150,496
Short-Term Investments	-	59,800	-	59,800
Total Investments	994,622	347,781	-	1,342,403
Focus
Investments:
Common Stocks§	609,569	-	-	609,569
Short-Term Investments	-	5,156	-	5,156
Total Investments	609,569	5,156	-	614,725
Genesis
Investments:
Common Stocks
Aerospace & Defense	109,675	-	-	109,675
Air Freight & Logistics	62,517	-	-	62,517
Auto Components	87,561	-	-	87,561
Beverages	82,546	-	-	82,546
Capital Markets	107,233	-	-	107,233
Chemicals	408,853	-	-	408,853
Commercial Banks	362,265	-	-	362,265
Commercial Services & Supplies	598,517	-	-	598,517
Construction & Engineering	36,365	-	-	36,365
Containers & Packaging	402,839	-	-	402,839
Diversified Consumer Services	224,451	-	-	224,451
Diversified Financial Services	23,890	-	-	23,890
Electronic Equipment, Instruments & Components	118,751	-	-	118,751
Energy Equipment & Services	692,261	-	-	692,261
Food & Staples Retailing	213,508	-	-	213,508
Food Products	218,248	-	-	218,248

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Gas Utilities	278,297	-	-	278,297
Health Care Equipment & Supplies	781,621	-	-	781,621
Health Care Providers & Services	582,048	-	-	582,048
Health Care Technology	94,576	-	-	94,576
Hotels, Restaurants & Leisure	68,678	-	-	68,678
Household Durables	31,934	-	-	31,934
Household Products	310,880	-	-	310,880
Industrial Conglomerates	102,165	-	-	102,165
Insurance	462,222	-	-	462,222
IT Services	246,390	-	-	246,390
Leisure Equipment & Products	144,422	-	-	144,422
Life Science Tools & Services	237,824	-	-	237,824
Machinery	1,175,563	64,618	-	1,240,181
Metals & Mining	498,045	-	-	498,045
Office Electronics	119,387	-	-	119,387
Oil, Gas & Consumable Fuels	1,219,650	-	-	1,219,650
Professional Services	50,891	-	-	50,891
Road & Rail	9,241	-	-	9,241
Semiconductors & Semiconductor Equipment	125,989	-	-	125,989
Software	767,577	-	-	767,577
Specialty Retail	257,339	-	-	257,339
Thrifts & Mortgage Finance	82,416	-	-	82,416
Trading Companies & Distributors	111,035	-	-	111,035
Water Utilities	80,082	-	-	80,082
Total Common Stocks	11,587,752	64,618	-	11,652,370
Equity Funds	93,656	-	-	93,656
Short-Term Investments	-	509,413	-	509,413
Total Investments	11,681,408	574,031	-	12,255,439
Guardian
Investments:
Common Stocks
Beverages	27,579	-	-	27,579
Capital Markets	119,130	-	-	119,130
Commercial Services & Supplies	36,018	-	-	36,018
Electronic Equipment, Instruments & Components	63,402	-	-	63,402
Energy Equipment & Services	66,119	-	-	66,119
Food & Staples Retailing	25,888	-	-	25,888
Food Products	26,660	-	-	26,660
Health Care Equipment & Supplies	86,319	-	-	86,319
Household Products	53,907	-	-	53,907
Industrial Conglomerates	39,274	-	-	39,274
Industrial Gases	25,331	-	-	25,331
Insurance	49,188	-	-	49,188
Internet Software & Services	79,447	-	-	79,447
IT Services	54,785	-	-	54,785
Machinery	56,507	-	-	56,507
Media	59,413	-	-	59,413
Multiline Retail	42,913	-	-	42,913
Oil, Gas, & Consumable Fuels	54,301	51,832	-	106,133
Pharmaceuticals	43,156	42,887	-	86,043
Road & Rail	16,019	-	-	16,019

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Semiconductors & Semiconductor Equipment	92,317	-	-	92,317
Trading Companies & Distributors	25,529	-	-	25,529
Total Common Stocks	1,143,202	94,719		1,237,921
Short-Term Investments	-	20,848	-	20,848
Total Investments	1,143,202	115,567	-	1,258,769
International
Investments:
Common Stocks
Australia	-	2,572	-	2,572
Austria	-	2,335	-	2,335
Belgium	-	10,800	-	10,800
Brazil	9,219	-	-	9,219
Canada	32,692	-	-	32,692
Chile	3,741	-	-	3,741
China	1,840	5,954	-	7,794
Denmark	-	10,440	-	10,440
Egypt	1,352	-	-	1,352
France	-	32,349	-	32,349
Germany	-	26,159	-	26,159
Hong Kong	2,557	-	-	2,557
India	-	2,324	-	2,324
Ireland	89	2,242	-	2,331
Japan	-	34,429	-	34,429
Korea	-	12,438	-	12,438
Netherlands	3,549	27,490	-	31,039
Norway	-	7,943	-	7,943
South Africa	-	3,865	-	3,865
Sweden	2,838	1,900	-	4,738
Switzerland	3,975	34,963	-	38,938
Turkey	-	2,074	-	2,074
United Kingdom	11,188	52,822	-	64,010
Total Common Stocks	73,040	273,099		346,139
Preferred Stocks
Brazil	-	-	12	12
Rights
Belgium	1	1	-	2
Warrants
Italy	0	-	-	0
Short-Term Investments	-	5,040	-	5,040
Total Investments	73,041	278,140	12	351,193
International Institutional
Investments:
Common Stocks
Australia	-	2,853	-	2,853
Austria	-	2,590	-	2,590
Belgium	-	11,387	-	11,387
Brazil	10,247	-	-	10,247
Canada	35,418	-	-	35,418
Chile	4,067	-	-	4,067
China	2,042	6,603	-	8,645
Denmark	-	11,579	-	11,579
Egypt	1,254	-	-	1,254
France	-	35,883	-	35,883
Germany	-	28,896	-	28,896
Hong Kong	2,832	-	-	2,832
India	-	1,444	-	1,444
Ireland	776	1,815	-	2,591
Japan	-	38,212	-	38,212
Korea	-	13,763	-	13,763
Netherlands	3,937	30,493	-	34,430

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Norway	-	8,810	-	8,810
South Africa	-	4,287	-	4,287
Sweden	3,147	2,108	-	5,255
Switzerland	4,409	38,752	-	43,161
Turkey	-	2,301	-	2,301
United Kingdom	12,313	57,871	-	70,184
Total Common Stocks	80,442	299,647		380,089
Rights	-	-	-	-
Belgium	0	1	-	1
Warrants	-	-	-	-
Italy	0	-	-	0
Short-Term Investments	-	8,201	-	8,201
Total Investments	80,442	307,849	-	388,291
International Large Cap
Investments:
Common Stocks
Australia	-	2,843	-	2,843
Austria	-	1,872	-	1,872
Belgium	-	5,201	-	5,201
Brazil	4,768	-	-	4,768
Canada	13,690	-	-	13,690
Chile	2,086	-	-	2,086
China	868	1,899	-	2,767
Denmark	-	7,819	-	7,819
Egypt	764	-	-	764
France	-	19,846	-	19,846
Germany	2,038	19,355	-	21,393
Hong Kong	1,822	-	-	1,822
India	-	1,151	-	1,151
Japan	-	13,661	-	13,661
Korea	-	8,200	-	8,200
Malaysia	-	1,510	-	1,510
Netherlands	2,367	13,285	-	15,652
Norway	-	3,213	-	3,213
South Africa	-	2,801	-	2,801
Sweden	1,639	1,094	-	2,733
Switzerland	-	25,264	-	25,264
United Kingdom	5,034	29,464	-	34,498
Total Common Stocks	35,076	158,478	-	193,554
Rights
Belgium	0	0	-	0
Warrants
Italy	0	-	-	0
Short-Term Investments	-	5,781	-	5,781
Total Investments	35,076	164,259	-	199,335
Intrinsic Value
Investments:
Common Stocks§	144,693	-	-	144,693
Rights	-	-	0	0
Short-Term Investments	-	5,310	-	5,310
Total Investments	144,693	5,310	0	150,003
Large Cap Disciplined Growth
Investments:
Common Stocks§	670,671	-	-	670,671
Short-Term Investments	-	18,704	-	18,704
Total Investments	670,671	18,704	-	689,375
Large Cap Value
Investments:
Common Stocks
Aerospace & Defense	47	-	-	47
Beverages	35	-	-	35
Biotechnology	14	-	-	14

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Capital Markets	25	-	-	25
Commercial Banks	57	-	-	57
Commercial Services & Supplies	17	-	-	17
Computers & Peripherals	30	-	-	30
Diversified Financial Services	101	-	-	101
Diversified Telecommunication Services	69	-	-	69
Electric Utilities	85	-	-	85
Food & Staples Retailing	57	-	-	57
Food Products	23	-	-	23
Health Care Equipment & Supplies	43	-	-	43
Health Care Providers & Services	51	-	-	51
Hotels, Restaurants & Leisure	17	8	-	25
Household Products	83	-	-	83
Industrial Conglomerates	29	-	-	29
Insurance	91	-	-	91
IT Services	11	-	-	11
Machinery	33	-	-	33
Media	52	-	-	52
Metals & Mining	32	-	-	32
Multi-Utilities	50	-	-	50
Multiline Retail	22	-	-	22
Oil, Gas & Consumable Fuels	189	-	-	189
Pharmaceuticals	136	-	-	136
Road & Rail	22	-	-	22
Semiconductors & Semiconductor Equipment	13	-	-	13
Software	34	-	-	34
Specialty Retail	13	-	-	13
Tobacco	11	-	-	11
Total Common Stocks	1,492	8	-	1,500
Equity Funds	17	-	-	17
Short-Term Investments	-	193	-	185
Total Investments	1,509	193	-	1,702
Mid Cap Growth
Investments:
Common Stocks§	610,387	-	-	610,387
Short-Term Investments	-	21,515	-	21,515
Total Investments	610,387	21,515	-	631,902
Multi-Cap Opportunities
Investments:
Common Stocks§	63,253	-	-	63,253
Short-Term Investments	-	2,422	-	2,422
Total Investments	63,253	2,422	-	65,675
Partners
Investments:
Common Stocks
Aerospace & Defense	92,447	-	-	92,447
Air Freight & Logistics	24,628	-	-	24,628
Auto Components	32,948	-	-	32,948
Automobiles	21,667	-	-	21,667
Beverages	29,249	-	-	29,249
Biotechnology	25,578	-	-	25,578
Building Products	70,810	-	-	70,810
Capital Markets	118,623	-	-	118,623
Commercial Banks	120,858	-	-	120,858
Communications Equipment	11,707	-	-	11,707
Computers & Peripherals	39,321	-	-	39,321

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Construction & Engineering	21,062	-	-	21,062
Consumer Finance	68,202	-	-	68,202
Diversified Financial Services	229,426	-	-	229,426
Diversified Telecommunication Services	61,763	-	-	61,763
Electric Utilities	20,405	-	-	20,405
Electrical Equipment	44,867	-	-	44,867
Energy Equipment & Services	140,653	-	-	140,653
Food & Staples Retailing	31,335	-	-	31,335
Health Care Equipment & Supplies	91,535	-	-	91,535
Health Care Providers & Services	145,963	-	-	145,963
Household Durables	54,996	-	-	54,996
Household Products	27,584	-	-	27,584
Insurance	90,018	-	-	90,018
IT Services	56,708	-	-	56,708
Machinery	72,558	-	-	72,558
Media	40,028	-	-	40,028
Metals & Mining	57,775	16,107	-	73,882
Multi-Utilities	41,087	-	-	41,087
Multiline Retail	76,430	-	-	76,430
Oil, Gas & Consumable Fuels	219,001	-	-	219,001
Paper & Forest Products	6,210	-	-	6,210
Personal Products	36,117	-	-	36,117
Pharmaceuticals	97,923	-	-	97,923
Semiconductors & Semiconductor Equipment	21,794	-	-	21,794
Software	38,006	-	-	38,006
Specialty Retail	85,978	-	-	85,978
Total Common Stocks	2,465,260	16,107	-	2,481,367
Short-Term Investments	-	131,595	-	131,595
Total Investments	2,465,260	147,702	-	2,612,962
Real Estate
Investments:
Common Stocks§	361,215	-	-	361,215
Rights	85	-	-	85
Short-Term Investments	-	10,891	-	10,891
Total Investments	361,300	10,891	-	372,191
Regency
Investments:
Common Stocks§	96,278	-	-	96,278
Short-Term Investments	-	3,361	-	3,361
Total Investments	96,278	3,361	-	99,639
Select Equities
Investments:
Common Stocks§	57,706	-	-	57,706
Short-Term Investments	-	19,604	-	19,604
Total Investments	57,706	19,604	-	77,310
Small Cap Growth
Investments:
Common Stocks§	232,225	-	-	232,225
Short-Term Investments	-	2,201	-	2,201
Total Investments	232,225	2,201	-	234,426
Socially Responsive
Investments:
Common Stocks
Capital Markets	163,893	-	-	163,893
Commercial Services & Supplies	32,716	-	-	32,716

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Electronic Equipment, Instruments & Components	86,444	-	-	86,444
Food & Staples Retailing	37,159	-	-	37,159
Food Products	79,604	-	-	79,604
Health Care Equipment & Supplies	110,177	-	-	110,177
Household Products	72,390	-	-	72,390
Industrial Conglomerates	51,056	-	-	51,056
Industrial Gases	35,033	-	-	35,033
Insurance	68,283	-	-	68,283
Internet Software & Services	109,828	-	-	109,828
IT Services	47,184	-	-	47,184
Machinery	78,493	-	-	78,493
Media	80,411	-	-	80,411
Multiline Retail	57,888	-	-	57,888
Oil, Gas & Consumable Fuels	140,164	68,621	-	208,785
Pharmaceuticals	59,335	92,416	-	151,751
Professional Services	19,330	-	-	19,330
Road & Rail	27,290	-	-	27,290
Semiconductors & Semiconductor Equipment	127,643	-	-	127,643
Specialty Chemicals	-	16,595	-	16,595
Trading Companies & Distributors	34,591	-	-	34,591
Total Common Stocks	1,518,912	177,632		1,696,544
Short-Term Investments	-	66,901	-	66,901
Certificates of Deposit	-	600	-	600
Total Investments	1,518,912	245,133	-	1,764,045

§ The Schedule of Investments (and Summary Schedule of Investments by Industry for the international funds) provide information on the industry and/or country categorization for the portfolio.

§§ The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 9/1/10	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 5/31/11	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/11
Investments in Securities:
Emerging Markets Equity
Preferred Stocks Brazil	$0	$-	$-	$-	$-	$-	$-	$0	$0
Total	0	-	-	-	-	-	-	0	0
Equity Income
Option Contracts
Total	-	-	26	-	(28)	-	-	(2)	26
International
Preferred Stocks Brazil	11	-	1	-	-	-	-	12	1
Total	11	-	1	-	-	-	-	12	1
Intrinsic Value
Rights	0	-	-	-	-	-	-	0	-
Total	0	-	-	-	-	-	-	0	-

As of the period ending May 31, 2011, certain foreign equity securities transferred from Level 1 to Level 2 as a result of the Funds’ valuation policies using Interactive as stated in the description of the valuation methods of foreign equity securities above.

Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of May 31, 2011:

(000’s omitted)	Level 1	Level 2	Level 3	Total
Equity Income
Option Contracts	$(575)	$-	$(2)	$(577)

#	At cost, which approximates market value.

##	At May 31, 2011, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Equity	$100,736	$8,863	$2,212	$6,651
Equity Income	1,225,251	123,152	6,000	117,152
Focus	563,741	56,045	5,061	50,984
Genesis	7,332,892	5,000,645	78,098	4,922,547
Guardian	956,687	312,846	10,764	302,082
International	275,203	84,462	8,472	75,990
International Institutional	335,497	56,965	4,171	52,794
International Large Cap	162,175	39,652	2,492	37,160
Intrinsic Value	125,920	29,217	5,134	24,083
Large Cap Disciplined Growth	590,061	109,416	10,102	99,314
Large Cap Value	1,564	151	13	138
Mid Cap Growth	405,282	228,468	1,848	226,620
Multi-Cap Opportunities	59,711	7,200	1,236	5,964
Partners	1,918,892	714,045	19,975	694,070
Real Estate	300,816	71,996	621	71,375
Regency	76,663	23,789	813	22,976
Select Equities	68,451	9,284	425	8,859
Small Cap Growth	183,328	52,306	1,208	51,098
Socially Responsive	1,366,788	410,606	13,349	397,257

*	Security did not produce income during the last twelve months.

^	Affiliated issuer.

‡‡	At May 31, 2011, Equity Income had outstanding call options written as follows:

Shares	Securities and Options	Market Value of Options
300	AMB Proprety, Call August 2011 @ 40	$0
15,000	AvalonBay Communities, Call July 2011 @ 130	62,000
15,000	AvalonBay Communities, Call October 2011 @ 140	48,000
15,000	Digital Realty Trust, Call October 2011 @ 65	26,000

15,000	Johnson & Johnson, Call October 2011 @ 72.5	7,000
10,000	Microchip Technology, Call July 2011 @ 40	9,000
15,000	Microchip Technology, Call October 2011 @ 42	14,000
15,000	Norfolk Southern, Call September 2011 @ 75	37,000
15,000	Norfolk Southern, Call September 2011 @ 80	15,000
20,000	Norfolk Southern, Call December 2011 @ 80	43,000
15,000	PetroChina Co., Call June 2011 @ 170	2,000
44,500	Philip Morris International, Call September 2011 @ 70	143,000
10,000	Philip Morris International, Call December 2011 @ 75	18,000
10,000	Royal Gold, Call October 2011 @ 60	54,000
20,000	Royal Gold, Call October 2011 @ 65	63,000
20,000	Royal Gold, Call October 2011 @ 70	33,000
6,600	Spectra Energy, Call December 2011 @ 32	1,000
15,000	Weyerhaeuser Co., Call July 2011 @ 24	2,000
	Total	$577,000

ñ
Restricted security subject to restrictions on resale under federal securities laws.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid.  At May 31, 2011, these securities amounted to approximately $61,607,000 or 4.6% of net assets for Equity Income, approximately $1,434,000 or 0.0% of net assets for Genesis, approximately $1,860,000 or 0.5% of net assets for International, and approximately $912,000 or 0.2% of net assets for International Institutional.

Ñ
 These securities have been deemed by the investment manager to be illiquid.  At May 31, 2011, these securities amounted to approximately $110 or 0.0% of net assets for Emerging Markets Equity, approximately $6,404,000 or 1.8% of net assets for International, and approximately $7,090,000 or 1.8% of net assets for International Institutional.

^^	Value of the security was determined using methods the Board has approved on the belief they reflect fair value.

a	Step Bond: Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Equity Funds

By:  /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: July 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: July 18, 2011

By:  /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: July 18, 2011